UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21474

Oppenheimer Limited Term California Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 4/30/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
Municipal Bonds and Notes—101.5%
California—91.3%
$ 740,000	Adelanto, CA Improvement Agency, Series B	5.500%	12/01/2023	06/01/2013A	$740,326
620,000	Adelanto, CA Public Financing Authority, Series B1	6.300	09/01/2028	09/01/2013A	623,373
100,000	Adelanto, CA Public Utility Authority	5.875	07/01/2022	07/01/2019A	110,731
200,000	Adelanto, CA Public Utility Authority	6.000	07/01/2023	07/01/2019A	221,320
100,000	Adelanto, CA Public Utility Authority	6.250	07/01/2026	07/01/2019A	110,919
125,000	Adelanto, CA Public Utility Authority	6.625	07/01/2031	07/01/2019A	139,375
1,750,000	Alameda, CA Corridor Transportation Authority[1]	5.000	10/01/2029	10/01/2023A	2,075,798
1,000,000	Alameda, CA Corridor Transportation Authority[1]	5.450	10/01/2025	10/01/2017A	1,118,460
65,000	Alameda, CA GO1	5.000	08/01/2027	08/01/2013A	66,548
25,000	Alvord, CA Unified School District Community Facilities District	6.200	09/01/2025	09/01/2013A	25,144
125,000	Anaheim, CA Public Financing Authority (Electric System Generation)[1]	5.000	10/01/2016	05/31/2013A	125,495
180,000	Anaheim, CA Public Financing Authority (Electric System Generation)[1]	5.250	10/01/2013	05/31/2013A	180,758
130,000	Anaheim, CA Public Financing Authority (Electric System Generation)[1]	5.250	10/01/2017	05/31/2013A	130,533
55,000	Antelope Valley, CA Healthcare District[1]	5.200	01/01/2017	05/31/2013A	55,187
2,000,000	Antelope Valley, CA Healthcare District[1]	5.200	01/01/2020	05/31/2013A	2,006,140
1,500,000	Antelope Valley, CA Healthcare District[1]	5.250	09/01/2017	09/01/2013A	1,531,995
1,430,000	Antioch, CA Public Financing Authority[1]	5.500	01/01/2016	05/31/2013A	1,449,891
300,000	Antioch, CA Public Financing Authority[1]	5.500	01/01/2032	05/31/2013A	300,348
550,000	Antioch, CA Public Financing Authority[1]	5.625	01/01/2022	05/31/2013A	557,915
3,005,000	Antioch, CA Public Financing Authority[1]	5.625	01/01/2027	05/31/2013A	3,048,242
25,000	Apple Valley, CA Improvement Bond Act 1915	6.900	09/02/2015	09/02/2013A	26,092
30,000	Arcadia, CA Redevel. Agency Tax Allocation	5.000	05/01/2015	05/31/2013A	30,113
25,000	Arcadia, CA Redevel. Agency Tax Allocation (Central Redevel.)[1]	5.125	05/01/2019	05/31/2013A	25,075

1	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 160,000	Arcadia, CA Redevel. Agency Tax Allocation (Central Redevel.)[1]	5.125%	05/01/2023	05/31/2013A	$160,554
15,000	Aromas, CA Water District	5.600	09/01/2018	09/01/2013A	15,081
15,000	Atwater, CA Redevel. Agency (Downtown Redevel.)	5.500	06/01/2019	06/01/2013A	15,012
25,000	Auburn, CA Union School District COP[1]	5.750	09/01/2017	05/31/2013A	25,083
25,000	Azusa, CA Redevel. Agency Tax Allocation (West End Redevel.)[1]	8.000	08/01/2034	08/01/2014A	26,383
10,000	Bakersfield, CA Improvement Bond Act 1915	7.100	09/02/2015	09/02/2013A	10,122
50,000	Baldwin Park, CA Public Financing Authority (San Gabriel River)[1]	5.000	08/01/2015	05/31/2013A	50,137
120,000	Baldwin Park, CA Redevel. Agency[1]	5.750	09/01/2030	05/31/2013A	120,204
25,000	Bay Area, CA Governments Association[1]	6.000	12/15/2024	06/15/2013A	25,171
100,000	Bay Area, CA Governments Association Infrastructure Finance Authority[1]	5.000	08/01/2017	08/01/2013A	101,095
655,000	Beaumont, CA Financing Authority, Series A	5.000	09/01/2027	09/01/2023A	687,874
25,000	Beaumont, CA Financing Authority, Series A	5.700	09/01/2035	09/01/2017A	25,999
160,000	Beaumont, CA Financing Authority, Series A	7.000	09/01/2023	05/31/2013A	160,379
55,000	Beaumont, CA Financing Authority, Series B	6.000	09/01/2034	09/01/2013A	57,093
325,000	Bell, CA COP[1]	5.000	09/01/2023	05/31/2013A	325,322
30,000	Belmont, CA Redevel. Agency (Los Costanos Community Devel.)	5.500	08/01/2016	05/31/2013A	30,085
50,000	Belmont, CA Redevel. Agency (Los Costanos Community Devel.)[1]	5.600	08/01/2018	05/31/2013A	50,119
120,000	Belmont, CA Redevel. Agency (Los Costanos Community Devel.)[1]	5.650	08/01/2024	05/31/2013A	120,196
60,000	Big Bear, CA Municipal Water District COP[1]	5.000	11/01/2024	05/31/2013A	60,060
135,000	Blythe, CA Financing Authority (City Hall & County Courthouse)[1]	5.500	09/01/2027	09/01/2013A	135,647
50,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)	5.750	05/01/2034	05/01/2015A	50,659
75,000	Brea & Olinda, CA Unified School District COP[1]	5.500	08/01/2017	05/31/2013A	75,331
30,000	Brisbane, CA Improvement Bond Act 1915 (Northeast Ridge)	5.875	09/02/2020	09/02/2013A	31,055
205,000	Brisbane, CA Public Financing Authority	6.000	05/01/2026	05/31/2013A	205,238
100,000	Buena Park, CA Community Redevel. Agency[1]	5.250	09/01/2025	09/01/2018A	107,781

2	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 100,000	Buena Park, CA Community Redevel. Agency[1]	5.625%	09/01/2033	09/01/2018A	$106,031
250,000	Burbank, CA Community Facilities District Special Tax	5.200	12/01/2023	06/01/2013A	257,690
240,000	Burbank, CA Public Financing Authority[1]	5.250	12/01/2016	12/01/2013A	244,596
250,000	CA ABAG Finance Authority for NonProfit Corporation (Episcopal Senior Communities)[1]	5.000	07/01/2024	07/01/2022A	285,080
100,000	CA ABAG Finance Authority for NonProfit Corporation (Redwood Senior Homes and Services)[1]	6.000	11/15/2022	05/31/2013A	101,254
15,000	CA ABAG Finance Authority for NonProfit Corporation (Sansum-Santa Barbara Medical Foundation Clinic)[1]	5.250	04/01/2014	05/31/2013A	15,049
10,000	CA ABAG Finance Authority for NonProfit Corporation COP (Over 60-CEI/LLMC/CEI Obligated Group)	5.200	11/15/2023	05/31/2013A	10,035
25,000	CA ABAG Finance Authority for NonProfit Corporation COP (Scott Street Senior Hsg. Complex)[1]	5.125	05/15/2023	05/31/2013A	25,087
50,000	CA ABAG Finance Authority for NonProfit Corporations (Bijou Woods Apartments)[1]	5.200	12/01/2021	06/01/2013A	50,096
5,000	CA ABAG Finance Authority for NonProfit Corporations (OW/OWHC/SJRHC Obligated Group)	5.700	11/01/2013	05/31/2013A	5,012
50,000	CA ABAG Finance Authority for NonProfit Corporations (Palo Alto Gardens Apartments)[1]	5.000	10/01/2014	05/31/2013A	50,117
5,000	CA ABAG Finance Authority for NonProfit Corporations COP[1]	5.600	11/01/2023	05/31/2013A	5,019
5,000	CA ABAG Finance Authority for NonProfit Corporations COP[1]	5.800	03/01/2023	05/31/2013A	5,014
155,000	CA ABAG Finance Authority for NonProfit Corporations COP (O’Connor Woods)	6.200	11/01/2029	05/31/2013A	155,161
30,000	CA ABAG Finance Authority for NonProfit Corporations COP (Palo Alto Gardens Apartments)[1]	5.350	10/01/2029	05/31/2013A	30,032
40,000	CA ABAG Finance Authority for NonProfit Corporations COP (Tarzana Treatment Center)[1]	5.200	12/01/2023	06/01/2013A	40,141
40,000	CA ABAG Tax Allocation, Series A1	6.000	12/15/2014	06/15/2013A	40,289
360,000	CA Affordable Hsg. Agency (Merced County Hsg. Authority)	6.500	01/01/2033	05/31/2013A	360,220
65,000	CA Bay Area Government Association[1]	5.000	08/01/2017	05/31/2013A	65,235

3	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity*	Value
California Continued
$ 20,000	CA College of the Sequoias Community District COP[1]	5.000%		05/01/2016	05/31/2013A	$20,053
490,000	CA Communities Transportation Revenue COP[1]	5.250		06/01/2023	06/01/2022A	584,413
515,000	CA Communities Transportation Revenue COP[1]	5.250		06/01/2024	06/01/2022A	605,985
545,000	CA Communities Transportation Revenue COP[1]	5.250		06/01/2025	06/01/2022A	631,933
575,000	CA Communities Transportation Revenue COP[1]	5.250		06/01/2026	06/01/2022A	659,594
605,000	CA Communities Transportation Revenue COP[1]	5.250		06/01/2027	06/01/2022A	688,127
65,000	CA Community College Financing Authority (GCCCD/PCCD/STTJCCD Obligated Group)[1]	5.000		04/01/2021	10/01/2013A	65,664
680,000	CA Community College Financing Authority (GCCCD/PCCD/STTJCCD Obligated Group)[1]	5.625		04/01/2026	10/01/2013A	686,351
8,100,000	CA County Tobacco Securitization Agency	5.830	[2]	06/01/2033	05/30/2022B	2,081,700
110,000	CA County Tobacco Securitization Agency (Golden Gate Tobacco)	4.500		06/01/2021	09/11/2014A	110,669
405,000	CA County Tobacco Securitization Agency (TASC)[1]	5.000		06/01/2026	06/01/2015A	405,300
505,000	CA County Tobacco Securitization Agency (TASC)	5.100		06/01/2028	10/13/2021B	493,294
6,440,000	CA County Tobacco Securitization Agency (TASC)[1]	5.250		06/01/2021	07/30/2017A	6,529,838
290,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500		06/01/2033	06/01/2013A	291,134
2,605,000	CA County Tobacco Securitization Agency (TASC)[1]	5.625		06/01/2023	06/01/2013A	2,612,633
9,565,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750		06/01/2029	06/01/2013A	9,827,559
170,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2027	06/01/2013A	170,048
380,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2035	06/01/2013A	381,486
305,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	06/01/2013A	305,012
2,935,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2029	05/31/2013A	2,934,912
5,130,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2035	05/31/2013A	5,129,795
435,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2042	05/31/2013A	434,961
10,700,000	CA County Tobacco Securitization Agency (TASC)	6.068	[2]	06/01/2046	07/03/2041B	631,193

4	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 1,300,000	CA County Tobacco Securitization Agency (TASC)[1]	6.250%	06/01/2037	06/01/2013A	$1,305,083
2,400,000	CA Dept. of Transportation COP[1]	5.250	03/01/2016	05/31/2013A	2,410,104
895,000	CA Dept. of Water Resources (Center Valley)[1]	5.250	07/01/2022	05/31/2013A	898,723
790,000	CA Educational Facilities Authority[1]	5.125	04/01/2017	05/31/2013A	792,370
1,135,000	CA Educational Facilities Authority (California College of Arts & Crafts)[1]	5.000	06/01/2022	06/01/2022	1,251,633
400,000	CA Educational Facilities Authority (California College of Arts & Crafts)[1]	5.000	06/01/2024	06/01/2022A	434,976
100,000	CA Educational Facilities Authority (California Western School of Law)[1]	5.000	10/01/2018	05/31/2013A	100,309
50,000	CA Educational Facilities Authority (California Western School of Law)[1]	5.000	10/01/2028	05/31/2013A	50,058
745,000	CA Educational Facilities Authority (Mills College)[1]	5.125	09/01/2022	05/31/2013A	746,453
295,000	CA Educational Facilities Authority (Pooled University)[1]	5.250	04/01/2024	05/31/2013A	295,280
25,000	CA Educational Facilities Authority (Southwestern Law School)[1]	5.000	11/01/2023	05/31/2013A	25,045
1,275,000	CA Educational Facilities Authority (Student Loan)[1]	5.400	03/01/2021	05/31/2013A	1,277,180
335,000	CA Financing Authority (Wastewater Improvement)	6.100	11/01/2033	11/01/2015A	339,640
5,000	CA GO1	4.750	02/01/2017	05/31/2013A	5,019
60,000	CA GO1	4.800	08/01/2014	05/31/2013A	60,230
5,000	CA GO1	5.000	06/01/2013	06/01/2013	5,020
10,000	CA GO1	5.000	06/01/2013	06/01/2013	10,041
20,000	CA GO1	5.000	11/01/2013	05/31/2013A	20,081
10,000	CA GO1	5.000	10/01/2014	05/31/2013A	10,040
25,000	CA GO1	5.000	06/01/2017	05/31/2013A	25,099
5,000	CA GO1	5.000	10/01/2017	05/31/2013A	5,020
5,000	CA GO1	5.000	10/01/2018	05/31/2013A	5,020
5,000	CA GO1	5.000	10/01/2018	05/31/2013A	5,020
385,000	CA GO1	5.000	02/01/2019	05/31/2013A	386,509
45,000	CA GO1	5.000	06/01/2019	05/31/2013A	45,176
20,000	CA GO1	5.000	02/01/2022	05/31/2013A	20,076
15,000	CA GO1	5.000	04/01/2022	05/31/2013A	15,057
20,000	CA GO1	5.000	11/01/2022	05/31/2013A	20,076
200,000	CA GO1	5.000	11/01/2022	11/01/2013A	204,824
40,000	CA GO1	5.000	11/01/2022	11/01/2013A	40,919
125,000	CA GO1	5.000	11/01/2022	11/01/2013A	127,873
165,000	CA GO1	5.000	02/01/2023	08/01/2013A	166,970
15,000	CA GO1	5.000	02/01/2023	08/01/2013A	15,182
170,000	CA GO1	5.000	10/01/2023	05/31/2013A	170,643

5	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 215,000	CA GO1	5.000%	10/01/2023	05/31/2013A	$215,813
20,000	CA GO1	5.000	10/01/2023	05/31/2013A	20,076
15,000	CA GO1	5.000	11/01/2023	05/31/2013A	15,057
15,000	CA GO1	5.000	02/01/2025	08/01/2013A	15,179
40,000	CA GO1	5.000	02/01/2025	08/01/2013A	40,486
10,000	CA GO1	5.000	02/01/2025	05/31/2013A	10,036
10,000	CA GO1	5.000	02/01/2025	05/31/2013A	10,036
35,000	CA GO1	5.000	02/01/2026	08/01/2013A	35,418
65,000	CA GO1	5.000	02/01/2026	08/01/2013A	65,790
15,000	CA GO1	5.000	02/01/2026	05/31/2013A	15,053
10,000	CA GO1	5.000	02/01/2026	05/31/2013A	10,035
70,000	CA GO1	5.000	04/01/2027	05/31/2013A	70,250
5,000	CA GO1	5.000	10/01/2028	05/31/2013A	5,018
8,000,000	CA GO1	5.000	10/01/2029	04/01/2018A	9,001,120
10,000	CA GO1	5.000	02/01/2032	08/01/2013A	10,122
25,000	CA GO1	5.000	02/01/2033	08/01/2013A	25,254
10,000	CA GO1	5.125	10/01/2027	05/31/2013A	10,037
50,000	CA GO1	5.125	02/01/2028	08/01/2013A	50,613
35,000	CA GO1	5.125	02/01/2028	08/01/2013A	35,436
25,000	CA GO1	5.250	10/01/2013	10/01/2013	25,535
25,000	CA GO1	5.250	10/01/2013	10/01/2013	25,535
15,000	CA GO1	5.250	10/01/2015	10/01/2013A	15,318
20,000	CA GO1	5.250	06/01/2016	06/01/2013A	20,087
80,000	CA GO1	5.250	06/01/2017	06/01/2013A	80,346
25,000	CA GO1	5.250	04/01/2018	05/31/2013A	25,104
25,000	CA GO1	5.250	04/01/2019	05/31/2013A	25,103
30,000	CA GO1	5.250	02/01/2021	08/01/2013A	30,369
45,000	CA GO1	5.250	02/01/2021	08/01/2013A	45,566
25,000	CA GO1	5.250	04/01/2021	05/31/2013A	25,102
200,000	CA GO1	5.250	06/01/2021	06/01/2013A	200,840
4,970,000	CA GO1	5.250	09/01/2024	09/01/2021A	6,123,537
15,000	CA GO1	5.250	02/01/2025	08/01/2013A	15,189
10,000	CA GO1	5.250	02/01/2025	08/01/2013A	10,118
600,000	CA GO1	5.250	11/01/2027	11/01/2013A	615,222
10,000	CA GO1	5.250	02/01/2028	08/01/2013A	10,126
5,000	CA GO	5.250	02/01/2028	08/01/2013A	5,063
20,000	CA GO1	5.250	02/01/2028	08/01/2013A	20,227
5,000	CA GO1	5.250	02/01/2028	05/31/2013A	5,019
30,000	CA GO	5.250	11/01/2028	11/01/2013A	30,761
70,000	CA GO1	5.250	11/01/2028	11/01/2013A	71,579
95,000	CA GO1	5.250	02/01/2030	05/31/2013A	95,350
670,000	CA GO1	5.250	02/01/2030	05/31/2013A	672,466
110,000	CA GO1	5.375	06/01/2026	06/01/2013A	110,437

6	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 15,000	CA GO1	5.375%	06/01/2026	06/01/2013A	$15,060
85,000	CA GO1	5.500	06/01/2013	06/01/2013	85,380
20,000	CA GO1	5.500	04/01/2014	05/31/2013A	20,089
5,000	CA GO1	5.500	05/01/2014	05/31/2013A	5,022
65,000	CA GO1	5.500	06/01/2014	05/31/2013A	65,290
60,000	CA GO1	5.500	04/01/2015	10/01/2013A	61,338
65,000	CA GO1	5.500	06/01/2015	05/31/2013A	65,289
65,000	CA GO1	5.500	04/01/2019	10/01/2013A	66,422
15,000	CA GO1	5.500	03/01/2020	09/01/2013A	15,261
25,000	CA GO1	5.500	03/01/2020	09/01/2013A	25,435
10,000	CA GO	5.500	10/01/2022	10/01/2022	10,234
20,000	CA GO	5.500	10/01/2022	10/01/2022	20,452
25,000	CA GO1	5.500	06/01/2025	05/23/2013A	25,085
455,000	CA GO	5.500	11/01/2033	11/01/2013A	467,117
1,605,000	CA GO1	5.500	11/01/2033	11/01/2013A	1,641,417
65,000	CA GO1	5.600	09/01/2021	09/01/2013A	66,144
5,000	CA GO1	5.600	09/01/2021	09/01/2013A	5,088
80,000	CA GO	5.625	10/01/2021	10/01/2013A	81,864
5,000	CA GO	5.625	10/01/2023	10/01/2013A	5,122
235,000	CA GO	5.625	10/01/2023	10/01/2013A	240,452
10,000	CA GO1	5.625	09/01/2024	09/01/2013A	10,171
35,000	CA GO1	5.625	05/01/2026	05/31/2013A	35,142
5,000	CA GO	5.625	10/01/2026	10/01/2013A	5,122
10,000	CA GO	5.625	10/01/2026	10/01/2013A	10,219
35,000	CA GO1	5.750	03/01/2015	09/01/2013A	35,655
4,990,000	CA GO1	5.750	11/01/2017	11/01/2013A	5,128,572
35,000	CA GO1	5.750	11/01/2017	11/01/2013A	35,972
85,000	CA GO1	5.750	03/01/2023	09/01/2013A	86,515
45,000	CA GO1	5.800	06/01/2013	06/01/2013	45,212
1,465,000	CA GO1	5.900	04/01/2023	10/01/2013A	1,498,490
230,000	CA GO1	5.900	04/01/2023	10/01/2013A	235,258
75,000	CA GO1	5.900	03/01/2025	09/01/2013A	76,323
15,000	CA GO1	6.000	10/01/2014	10/01/2013A	15,367
20,000	CA GO1	6.000	08/01/2015	08/01/2013A	20,294
20,000	CA GO1	6.000	05/01/2018	11/01/2013A	20,578
5,000	CA GO1	6.000	08/01/2019	08/01/2013A	5,072
55,000	CA GO1	6.000	10/01/2021	10/01/2013A	56,299
45,000	CA GO1	6.000	03/01/2024	09/01/2013A	45,824
5,000	CA GO1	6.000	05/01/2024	11/01/2013A	5,137
90,000	CA GO1	6.000	08/01/2024	08/01/2013A	91,240
605,000	CA GO1	6.250	10/01/2019	10/01/2013A	620,137
905,000	CA GO1	6.250	10/01/2019	10/01/2013A	927,643
5,000,000	CA GO1	6.500	04/01/2033	04/01/2019A	6,261,150

7	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 4,450,000	CA Golden State Tobacco Securitization Corp.[1]	5.000%	06/01/2030	06/01/2023A	$5,055,556
13,750,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2029	06/01/2023A	15,696,863
230,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2030	06/01/2013A	230,752
7,000,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2030	06/01/2013A	7,022,890
500,000	CA Health Facilities Financing Authority (CHCW/CHC Obligated Group)[1]	5.625	07/01/2032	07/01/2015A	547,860
2,500,000	CA Health Facilities Financing Authority (Children’s Hospital of Los Angeles)[1]	5.000	11/15/2027	11/15/2022A	2,797,100
2,000,000	CA Health Facilities Financing Authority (CHW)[1]	5.250	03/01/2024	03/01/2016A	2,209,840
55,000	CA Health Facilities Financing Authority (Exception Children’s Foundation)[1]	6.500	05/01/2020	05/28/2013A	55,259
10,000	CA Health Facilities Financing Authority (FF/OCTC/ SCADP Obligated Group)	6.500	12/01/2022	06/01/2013A	10,046
395,000	CA Health Facilities Financing Authority (Northern California Presbyterian Homes & Services)[1]	5.125	07/01/2018	05/31/2013A	395,766
20,000	CA Health Facilities Financing Authority (PH&S/PH&S-Washington Obligated Group)[1]	5.500	10/01/2016	05/31/2013A	20,083
1,460,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)[1]	5.625	07/01/2019	05/31/2013A	1,463,621
35,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)[1]	5.750	07/01/2015	05/31/2013A	35,105
30,000	CA Health Facilities Financing Authority (Providence Health System-Southern California)	5.500	10/01/2013	05/31/2013A	30,132
40,000	CA Health Facilities Financing Authority (San Fernando Valley Community Mental Health Center)	5.250	06/01/2023	06/01/2013A	40,139
50,000	CA Health Facilities Financing Authority (SCADP)	5.150	05/01/2016	05/31/2013A	50,173
2,000,000	CA Health Facilities Financing Authority (Stanford Hospital & Clinics)[1]	5.250	11/15/2031	11/15/2020A	2,343,640
110,000	CA Health Facilities Financing Authority (Sunny View Lutheran Home)[1]	5.100	01/01/2024	05/31/2013A	110,370
1,000,000	CA Health Facilities Financing Authority (Sutter Health)[1]	5.250	08/15/2031	08/15/2021A	1,181,340

8	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 2,750,000	CA Health Facilities Financing Authority Adventist Health System/West)[1]	5.000%	03/01/2026	03/01/2023A	$3,256,165
1,000,000	CA HFA (Home Mtg.)[1]	4.950	08/01/2023	02/01/2017A	1,024,160
7,000,000	CA HFA (Home Mtg.)[1]	4.950	08/01/2026	02/01/2016A	7,174,020
2,355,000	CA HFA (Home Mtg.)[1]	5.000	08/01/2037	05/01/2014A	2,426,710
725,000	CA HFA (Home Mtg.)[1]	5.200	08/01/2028	02/01/2018A	754,500
4,000,000	CA HFA (Home Mtg.)[1]	5.300	08/01/2023	08/01/2017A	4,162,360
3,000,000	CA HFA (Home Mtg.)[1]	5.450	08/01/2028	08/01/2017A	3,128,670
4,295,000	CA HFA (Home Mtg.)[1]	5.500	02/01/2042	05/26/2013A	4,449,835
7,230,000	CA HFA (Home Mtg.)[1]	5.500	08/01/2042	09/01/2013A	7,543,493
110,000	CA HFA (Multifamily Hsg.)[1]	5.200	08/01/2018	05/31/2013A	110,265
15,000	CA HFA (Multifamily Hsg.)[1]	5.300	08/01/2028	05/31/2013A	15,065
140,000	CA HFA (Multifamily Hsg.)[1]	5.375	08/01/2028	05/31/2013A	140,078
1,890,000	CA HFA (Multifamily Hsg.)[1]	5.400	08/01/2018	05/31/2013A	1,892,268
4,510,000	CA HFA (Multifamily Hsg.)[1]	5.400	08/01/2018	05/31/2013A	4,590,278
905,000	CA HFA (Multifamily Hsg.)[1]	5.450	08/01/2028	05/31/2013A	909,797
90,000	CA HFA (Multifamily Hsg.)[1]	5.850	08/01/2017	05/31/2013A	90,855
795,000	CA HFA (Multifamily Hsg.)[1]	5.950	08/01/2028	05/31/2013A	795,755
3,025,000	CA HFA (Multifamily Hsg.)[1]	6.000	02/01/2038	05/31/2013A	3,127,548
4,795,000	CA HFA (Multifamily Hsg.), Series A1	5.200	08/01/2022	05/31/2013A	4,857,335
5,110,000	CA HFA (Multifamily Hsg.), Series B1	5.400	08/01/2028	05/31/2013A	5,251,751
500,000	CA HFA, Series A1	4.850	08/01/2026	08/01/2015A	507,110
1,050,000	CA HFA, Series E1	5.000	02/01/2024	02/01/2016A	1,078,287
100,000	CA Infrastructure and Economic Devel. (Scripps Research Institute)[1]	5.625	07/01/2020	05/31/2013A	100,389
3,550,000	CA Infrastructure and Economic Devel. (Scripps Research Institute)[1]	5.750	07/01/2030	05/31/2013A	3,563,561
375,000	CA Infrastructure and Economic Devel. (Vermont Village Human Services Corp.)[1]	5.750	09/01/2023	09/01/2013A	384,518
345,000	CA Intercommunity Hospital Financing Authority COP[1]	5.250	11/01/2019	05/31/2013A	345,521
45,000	CA M-S-R Public Power Agency (San Juan)[1]	6.000	07/01/2022	05/31/2013A	48,749
10,000	CA Maritime Infrastructure Authority (Santa Cruz Port District)	5.750	05/01/2024	05/01/2014A	10,096
335,000	CA Municipal Finance Authority (Biola University)[1]	5.000	10/01/2029	10/01/2023A	379,331
465,000	CA Municipal Finance Authority (Biola University)[1]	5.000	10/01/2030	10/01/2023A	522,637
50,000	CA Municipal Finance Authority (Biola University)[1]	5.625	10/01/2023	04/01/2018A	57,842
1,025,000	CA Municipal Finance Authority (Community Hospitals of Central California)[1]	5.250	02/01/2024	02/01/2019A	1,141,440

9	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 30,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)	5.300%	12/01/2017	06/25/2016B	$29,290
340,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)	5.500	12/01/2024	07/27/2022B	312,705
230,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)	5.850	06/01/2021	06/01/2013A	230,918
560,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)[1]	5.850	06/01/2021	06/01/2013A	562,234
910,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)[1]	5.850	06/01/2021	06/01/2013A	913,631
855,000	CA Pollution Control Financing Authority (Southern California Water Company)[1]	5.500	12/01/2026	06/01/2013A	858,164
20,000	CA Pollution Control Financing Authority (West Coast Resource Recovery)	5.125	01/01/2014	05/31/2013A	20,062
1,000,000	CA Pollution Control Financing Authority (WM/WMC/CWM/CVWS Obligated Group)[1]	5.000	07/01/2027	07/01/2015A	1,072,780
35,000	CA Public Works	5.250	12/01/2013	06/01/2013A	35,149
210,000	CA Public Works[1]	5.250	10/01/2015	05/31/2013A	210,846
10,000	CA Public Works[1]	5.250	10/01/2016	05/31/2013A	10,040
5,000,000	CA Public Works[1]	6.500	09/01/2017	10/19/2015B	5,554,550
345,000	CA Public Works[1]	6.625	11/01/2034	05/02/2019A	381,332
25,000	CA Public Works (California Community Colleges)[1]	5.000	12/01/2016	06/01/2013A	25,095
60,000	CA Public Works (California Community Colleges)[1]	5.000	12/01/2016	06/01/2013A	60,227
270,000	CA Public Works (California Community Colleges)[1]	5.000	12/01/2017	06/01/2013A	270,999
55,000	CA Public Works (California Community Colleges)	5.100	09/01/2014	05/31/2013A	55,219
50,000	CA Public Works (California Community Colleges)[1]	5.125	09/01/2016	05/31/2013A	50,195
25,000	CA Public Works (California Community Colleges)	5.250	12/01/2013	06/01/2013A	25,105
2,610,000	CA Public Works (California Community Colleges)	5.250	12/01/2013	06/01/2013A	2,620,910
260,000	CA Public Works (California Community Colleges)[1]	5.250	12/01/2014	06/01/2013A	261,048
440,000	CA Public Works (California Community Colleges)[1]	5.250	12/01/2015	06/01/2013A	441,773

10	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 140,000	CA Public Works (California Community Colleges)[1]	5.250%	12/01/2015	06/01/2013A	$140,564
70,000	CA Public Works (California Community Colleges)[1]	5.250	12/01/2016	06/01/2013A	70,279
75,000	CA Public Works (California Community Colleges)[1]	5.250	12/01/2016	06/01/2013A	75,299
215,000	CA Public Works (California Community Colleges)[1]	5.250	09/01/2019	05/31/2013A	215,804
25,000	CA Public Works (California Highway Patrol)[1]	5.000	11/01/2015	05/31/2013A	25,096
60,000	CA Public Works (California Highway Patrol)	5.250	11/01/2014	05/31/2013A	60,245
565,000	CA Public Works (California Science Center)[1]	5.250	10/01/2017	05/31/2013A	567,209
50,000	CA Public Works (California Science Center)	5.250	10/01/2022	05/31/2013A	50,174
2,000,000	CA Public Works (California State Prisons)[1]	5.750	10/01/2031	10/01/2021A	2,358,380
225,000	CA Public Works (California State University)	5.250	10/01/2013	05/31/2013A	225,943
45,000	CA Public Works (California State University)	5.250	10/01/2013	05/31/2013A	45,189
600,000	CA Public Works (California State University)[1]	5.250	10/01/2015	05/31/2013A	602,418
50,000	CA Public Works (California State University)[1]	5.375	10/01/2016	05/31/2013A	50,205
50,000	CA Public Works (California State University)[1]	5.375	10/01/2017	05/31/2013A	50,201
1,385,000	CA Public Works (California State University)[1]	5.400	12/01/2016	06/01/2013A	1,390,706
40,000	CA Public Works (California State University)	5.450	09/01/2014	05/31/2013A	40,175
400,000	CA Public Works (California State University)[1]	5.500	09/01/2015	05/31/2013A	401,700
750,000	CA Public Works (Dept. of Corrections and Rehabilitation)[1]	5.750	11/01/2029	11/01/2019A	901,590
45,000	CA Public Works (Dept. of Corrections)[1]	5.000	09/01/2018	05/31/2013A	45,162
110,000	CA Public Works (Dept. of Corrections)[1]	5.000	09/01/2018	05/31/2013A	110,397
635,000	CA Public Works (Dept. of Corrections)[1]	5.000	09/01/2021	05/31/2013A	637,134
245,000	CA Public Works (Dept. of Corrections)[1]	5.000	03/01/2027	05/31/2013A	245,723
25,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2013	05/31/2013A	25,105
75,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2013	05/31/2013A	75,314

11	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 100,000	CA Public Works (Dept. of Corrections)	5.250%	03/01/2014	05/31/2013A	$100,414
320,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2014	05/31/2013A	321,312
100,000	CA Public Works (Dept. of Corrections)	5.250	10/01/2014	05/31/2013A	100,410
225,000	CA Public Works (Dept. of Corrections)[1]	5.250	09/01/2015	05/31/2013A	225,907
75,000	CA Public Works (Dept. of Corrections)[1]	5.250	09/01/2015	05/31/2013A	75,302
60,000	CA Public Works (Dept. of Corrections)[1]	5.250	09/01/2015	05/31/2013A	60,242
285,000	CA Public Works (Dept. of Corrections)[1]	5.250	03/01/2016	05/31/2013A	286,137
50,000	CA Public Works (Dept. of Corrections)[1]	5.250	09/01/2016	05/31/2013A	50,200
50,000	CA Public Works (Dept. of Corrections)[1]	5.250	03/01/2017	05/31/2013A	50,196
10,000	CA Public Works (Dept. of Corrections)[1]	5.250	03/01/2021	05/31/2013A	10,036
100,000	CA Public Works (Dept. of Corrections)[1]	5.375	10/01/2015	05/31/2013A	100,413
125,000	CA Public Works (Dept. of Corrections)[1]	5.375	10/01/2016	05/31/2013A	125,513
40,000	CA Public Works (Dept. of Corrections)[1]	5.500	10/01/2017	05/31/2013A	40,165
370,000	CA Public Works (Dept. of Corrections)[1]	5.500	10/01/2018	05/31/2013A	371,499
350,000	CA Public Works (Dept. of Corrections)[1]	5.500	10/01/2019	05/31/2013A	351,386
100,000	CA Public Works (Dept. of Corrections)[1]	5.500	06/01/2022	12/01/2013A	103,023
45,000	CA Public Works (Dept. of Corrections)[1]	5.625	10/01/2020	05/31/2013A	45,179
110,000	CA Public Works (Dept. of Food & Agriculture)	5.400	06/01/2013	06/01/2013	110,477
20,000	CA Public Works (Dept. of General Services)[1]	4.800	03/01/2019	05/31/2013A	20,069
75,000	CA Public Works (Dept. of General Services)[1]	5.000	12/01/2023	06/01/2013A	75,239
150,000	CA Public Works (Dept. of General Services)[1]	5.000	03/01/2027	05/31/2013A	150,443
130,000	CA Public Works (Dept. of General Services)[1]	5.000	03/01/2027	05/31/2013A	130,384
5,145,000	CA Public Works (Dept. of General Services)[1]	5.000	12/01/2027	06/01/2013A	5,160,178
85,000	CA Public Works (Dept. of General Services)[1]	5.125	12/01/2021	06/01/2013A	85,294

12	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 25,000	CA Public Works (Dept. of General Services)	5.250%	11/01/2014	05/31/2013A	$25,102
125,000	CA Public Works (Dept. of General Services)[1]	5.250	12/01/2015	06/01/2013A	125,504
515,000	CA Public Works (Dept. of General Services)[1]	5.250	12/01/2016	06/01/2013A	517,055
170,000	CA Public Works (Dept. of General Services)[1]	5.250	12/01/2017	06/01/2013A	170,665
600,000	CA Public Works (Dept. of General Services)[1]	5.250	12/01/2018	06/01/2013A	602,292
495,000	CA Public Works (Dept. of General Services)[1]	5.250	12/01/2019	06/01/2013A	496,851
25,000	CA Public Works (Dept. of General Services)[1]	5.250	03/01/2020	05/31/2013A	25,091
25,000	CA Public Works (Dept. of General Services)[1]	5.250	03/01/2020	05/31/2013A	25,091
10,000	CA Public Works (Dept. of Justice Building)[1]	4.800	05/01/2015	05/31/2013A	10,037
50,000	CA Public Works (Dept. of Justice)[1]	5.125	11/01/2017	05/31/2013A	50,190
30,000	CA Public Works (Dept. of Justice)[1]	5.250	11/01/2016	05/31/2013A	30,120
95,000	CA Public Works (Dept. of Mental Health)[1]	5.125	06/01/2029	06/01/2014A	98,933
95,000	CA Public Works (Dept. of Veterans)	5.125	10/01/2013	05/31/2013A	95,388
250,000	CA Public Works (Dept. of Youth Authority)[1]	5.375	10/01/2015	05/31/2013A	251,033
10,000	CA Public Works (Dept. of Youth Authority)[1]	5.500	10/01/2017	05/31/2013A	10,041
30,000	CA Public Works (Dept. of Youth Authority)[1]	5.500	10/01/2018	05/31/2013A	30,122
875,000	CA Public Works (Judicial Council)[1]	5.000	03/01/2025	03/01/2023A	1,034,959
875,000	CA Public Works (Judicial Council)[1]	5.000	03/01/2026	03/01/2023A	1,021,589
1,250,000	CA Public Works (Judicial Council)[1]	5.000	03/01/2027	03/01/2023A	1,447,100
2,000,000	CA Public Works (Judicial Council)[1]	5.000	03/01/2028	03/01/2023A	2,301,040
2,000,000	CA Public Works (Judicial Council)[1]	5.000	03/01/2029	03/01/2023A	2,284,420
3,000,000	CA Public Works (Judicial Council)[1]	5.250	12/01/2026	12/01/2021A	3,499,290
25,000	CA Public Works (Library & Courts Annex)[1]	5.000	05/01/2015	05/31/2013A	25,096
25,000	CA Public Works (Regents University)	5.250	11/01/2013	05/31/2013A	25,107
25,000	CA Public Works (Regents University)	5.250	11/01/2013	05/31/2013A	25,106
400,000	CA Public Works (Regents University)	5.250	11/01/2014	05/31/2013A	401,676
25,000	CA Public Works (Regents University)	5.250	11/01/2014	05/31/2013A	25,105
20,000	CA Public Works (Regents University)[1]	5.250	04/01/2015	05/31/2013A	20,084

13	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 60,000	CA Public Works (State Universities)	5.250%	12/01/2013	06/01/2013A	$60,255
460,000	CA Public Works (State Universities)[1]	5.400	10/01/2022	05/31/2013A	461,661
1,660,000	CA Public Works (State Universities)[1]	5.500	12/01/2018	06/01/2013A	1,666,723
35,000	CA Public Works (Trustees California State University)[1]	5.000	10/01/2019	05/31/2013A	35,124
20,000	CA Public Works (Various California State Universities)[1]	5.550	09/01/2016	05/31/2013A	20,085
130,000	CA Public Works (Various Community Colleges)[1]	5.200	09/01/2017	05/31/2013A	130,503
855,000	CA Public Works (Various Community Colleges)	5.375	03/01/2014	05/31/2013A	858,634
75,000	CA Public Works (Various Community Colleges)	5.600	04/01/2014	05/31/2013A	75,332
3,315,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2016	05/31/2013A	3,329,321
2,770,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2016	05/31/2013A	2,781,966
2,135,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2019	05/31/2013A	2,143,668
200,000	CA Public Works (Various State Universities)	5.250	12/01/2013	06/01/2013A	200,852
235,000	CA Public Works (Various State Universities)	5.250	10/01/2014	05/31/2013A	235,982
300,000	CA Public Works (Various State Universities)	5.300	12/01/2014	06/01/2013A	301,260
230,000	CA Public Works (Various State Universities)	5.350	12/01/2015	06/01/2013A	230,945
465,000	CA Public Works (Various State Universities)	5.375	12/01/2019	06/01/2013A	466,786
1,075,000	CA Public Works (Various State Universities)[1]	5.400	10/01/2022	05/31/2013A	1,078,881
125,000	CA Public Works (Various State Universities)[1]	5.400	10/01/2022	05/31/2013A	125,451
260,000	CA Public Works (Various State Universities)[1]	5.500	09/01/2015	05/31/2013A	261,105
30,000	CA Public Works Board (California Highway Patrol)[1]	5.250	11/01/2020	05/31/2013A	30,110
5,000	CA River Highlands Community Services District[3]	8.125	09/02/2020	07/26/2017B	1,705
35,000	CA River Highlands Community Services District[3]	7.750	09/02/2020	07/01/2017B	11,933
40,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.), Series A1	6.350	12/01/2029	09/15/2014B	40,784
400,000	CA School Finance Authority Charter School (Coastal Acedemy)[1]	5.000	10/01/2022	01/15/2020B	424,988

14	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 40,000	CA Special Districts Association Finance Corp.[1]	5.000%	01/01/2018	05/31/2013A	$40,088
270,000	CA State University (Hayward Foundation)[1]	5.250	08/01/2025	05/31/2013A	270,440
25,000	CA Statewide CDA	6.625	09/01/2027	05/31/2013A	25,035
5,000	CA Statewide CDA	7.000	07/01/2022	05/31/2013A	5,009
7,000,000	CA Statewide CDA (Bakersfield Reassessment District)[1]	5.000	09/02/2022	07/03/2020B	7,955,430
60,000	CA Statewide CDA (Bouquet Canyon)	5.300	07/01/2018	06/01/2013A	60,146
1,220,000	CA Statewide CDA (California Hsg. Foundation)[1]	5.250	12/01/2027	12/01/2017A	1,330,020
1,100,000	CA Statewide CDA (Cathedral City Heritage Park/Glendale Heritage Park Obligated Group)	5.200	06/01/2036	06/01/2013A	1,117,666
100,000	CA Statewide CDA (CHF-Irvine-UCI East Campus Apartments)[1]	6.000	05/15/2023	05/15/2018A	113,488
490,000	CA Statewide CDA (Daughters of Charity Health System/St. Francis Medical Center Obligated Group)[1]	5.000	07/01/2022	05/28/2015A	524,888
1,730,000	CA Statewide CDA (Daughters of Charity Health System/St. Francis Medical Center Obligated Group)[1]	5.250	07/01/2024	06/09/2015A	1,856,584
880,000	CA Statewide CDA (Daughters of Charity Health System/St. Francis Medical Center Obligated Group)[1]	5.250	07/01/2025	04/26/2015A	944,390
500,000	CA Statewide CDA (East Tabor Apartments)	6.850	08/20/2036	05/31/2013A	516,230
45,000	CA Statewide CDA (Escrow Term)	6.750	09/01/2037	09/01/2013A	45,902
3,000,000	CA Statewide CDA (LAJHFTA/EVOTLAJHFTA/ GVOTLAJHOTA Obligated Group)[1]	5.000	11/15/2018	11/15/2013A	3,071,910
5,000,000	CA Statewide CDA (LAJHFTA/EVOTLAJHFTA/ GVOTLAJHOTA Obligated Group)[1]	5.250	11/15/2023	11/15/2013A	5,118,300
20,000	CA Statewide CDA (Lincoln Apartments)[1]	5.200	09/20/2020	05/31/2013A	20,039
150,000	CA Statewide CDA (Quail Ridge Apartments)	5.375	07/01/2032	11/27/2029B	115,346
430,000	CA Statewide CDA (Rio Bravo)	6.500	12/01/2018	04/22/2018B	424,290
365,000	CA Statewide CDA (Sherman Oaks)[1]	5.000	08/01/2018	05/31/2013A	366,201
560,000	CA Statewide CDA (Sycamore)[1]	6.000	03/20/2038	05/31/2013A	588,946
530,000	CA Statewide CDA (Water & Wastewater)[1]	5.125	10/01/2022	05/31/2013A	531,882
25,000	CA Statewide CDA Community Facilities District	6.350	09/01/2021	09/01/2013A	25,541
5,000	CA Statewide CDA COP (CVHP/CVMC/FH Obligated Group)[1]	5.000	04/01/2018	05/31/2013A	5,006

15	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 645,000	CA Statewide CDA COP (CVHP/CVMC/FH Obligated Group)[1]	5.125%	04/01/2023	05/31/2013A	$645,355
85,000	CA Statewide CDA COP (Internext Group)[1]	5.375	04/01/2030	05/31/2013A	85,124
475,000	CA Statewide CDA School Facilities (47th & Main)[1]	5.125	07/01/2022	06/27/2018A	502,061
20,000	CA Statewide CDA Special Tax Community Facilities District No. 2007-1 (Orinda)	5.300	09/01/2017	05/31/2013A	21,449
25,000	CA Statewide CDA Special Tax Community Facilities District No. 2007-1 (Orinda)	5.600	09/01/2020	05/31/2013A	26,221
115,000	CA Statewide CDA Water & Wastewater[1]	5.000	10/01/2026	05/31/2013A	115,376
5,000	CA Statewide CDA Water & Wastewater[1]	5.000	10/01/2031	05/31/2013A	5,017
90,000	CA Statewide CDA Water & Wastewater[1]	5.300	10/01/2020	05/31/2013A	90,366
250,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	4.750	05/01/2013	05/01/2013	250,028
3,233,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625	05/01/2029	07/25/2016B	3,232,806
1,820,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625	05/01/2029	07/24/2016B	1,805,786
3,395,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000	05/01/2037	09/20/2024B	3,395,034
50,000	CA Water Resource Devel. GO, Series L1	4.500	08/01/2017	05/31/2013A	50,175
60,000	CA Water Resource Devel. GO, Series P1	5.800	06/01/2014	05/31/2013A	60,283
20,000	CA Water Resource Devel. GO, Series P & N	5.000	06/01/2020	05/31/2013A	20,078
60,000	CA Water Resource Devel. GO, Series Q1	5.000	03/01/2016	05/31/2013A	60,239
25,000	CA Water Resource Devel. GO, Series Q & R1	5.000	03/01/2015	05/31/2013A	25,100
15,000	CA Water Resource Devel. GO, Series Q & R1	5.000	03/01/2017	05/31/2013A	15,060
20,000	CA Western Hills Water District Special Tax	5.000	09/01/2014	03/06/2014B	19,566
25,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	4.650	09/01/2014	09/01/2014	24,347
120,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.000	09/01/2024	06/22/2021B	106,402
50,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.125	09/01/2031	03/23/2029B	42,326

16	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 115,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.750%	09/01/2022	09/14/2018B	$110,009
45,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.875	09/01/2031	04/30/2027B	41,378
10,000	Calabasas, CA Special Tax Community Facilities District 98-1	5.750	09/01/2028	09/01/2013A	10,027
30,000	California City, CA Redevel. Agency Tax Allocation	7.000	09/01/2015	05/31/2013A	30,098
20,000	Cambrian, CA School District[1]	5.000	07/01/2026	07/01/2013A	20,143
150,000	Campbell, CA COP (Civic Center)[1]	5.250	10/01/2028	05/31/2013A	150,558
10,000	Canyon Lake, CA COP (Railroad Canyon Road)[1]	7.375	06/01/2014	06/01/2013A	10,045
75,000	Capistrano, CA Unified School District (Las Flores)[1]	5.000	09/01/2023	09/01/2013A	75,428
15,000	Carlsbad, CA Hsg. & Redevel. Commission (Village Redevel.)[1]	5.300	09/01/2023	09/01/2013A	15,067
60,000	Carlsbad, CA Improvement Bond Act 1915	5.550	09/02/2028	09/02/2013A	60,363
30,000	Carlsbad, CA Improvement Bond Act 1915	6.000	09/02/2022	09/02/2013A	30,273
80,000	Carson, CA Improvement Bond Act 1915	7.375	09/02/2022	09/02/2013A	80,618
65,000	Carson, CA Redevel. Agency[1]	5.000	10/01/2026	10/01/2013A	65,289
50,000	Carson, CA Redevel. Agency[1]	5.250	10/01/2017	10/01/2013A	50,571
200,000	Carson, CA Redevel. Agency[1]	5.250	10/01/2018	10/01/2013A	202,098
55,000	Carson, CA Redevel. Agency[1]	5.250	10/01/2020	10/01/2013A	55,503
65,000	Carson, CA Redevel. Agency[1]	5.250	10/01/2021	10/01/2013A	65,551
25,000	Carson, CA Redevel. Agency Tax Allocation[1]	5.250	10/01/2022	10/01/2013A	25,197
15,000	Castaic, CA Union School District Community Facilities District No. 92-1	8.500	10/01/2013	10/01/2013	15,398
2,750,000	Castaic, CA Union School District Community Facilities District No. 92-1	9.000	10/01/2019	10/01/2013A	2,806,265
70,000	Cathedral City, CA Improvement Bond Act 1915	5.950	09/02/2034	09/02/2013A	72,378
100,000	Cathedral City, CA Public Financing Authority[1]	5.300	08/01/2013	05/31/2013A	100,305
30,000	Cathedral City, CA Public Financing Authority[1]	5.600	08/01/2018	05/31/2013A	30,071
50,000	Cathedral City, CA Special Tax Community Facilities District No. 1	6.625	09/01/2023	09/25/2022B	38,760
50,000	Cathedral City, CA Special Tax Community Facilities District No. 1	6.700	09/01/2030	01/10/2028B	35,087
2,500,000	Central CA Unified School District[1]	5.000	07/01/2029	07/01/2014A	2,662,300
10,000	Central CA Unified School District	5.625	03/01/2018	09/01/2013A	10,184

17	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 100,000	Chico, CA Improvement Bond Act 1915 (Mission Ranch)	6.625%	09/02/2013	09/02/2013	$101,250
150,000	Chico, CA Public Financing Authority[1]	5.000	04/01/2018	05/31/2013A	150,458
110,000	Chico, CA Public Financing Authority[1]	5.000	04/01/2019	05/31/2013A	110,318
255,000	Chino Hills, CA COP[1]	5.000	09/01/2026	05/31/2013A	255,383
20,000	Chowchilla, CA Improvement Bond Act 1915	6.700	09/02/2027	09/02/2013A	20,314
55,000	Chula Vista, CA Community Facilities District (Eastlake Woods)	5.700	09/01/2016	09/01/2013A	55,593
15,000	Chula Vista, CA Community Facilities District (Eastlake Woods)	6.100	09/01/2021	09/01/2013A	15,117
250,000	Chula Vista, CA Community Facilities District (Otay Ranch Village)	6.000	09/01/2033	09/01/2013A	251,348
280,000	Chula Vista, CA COP	5.000	08/01/2024	05/31/2013A	283,878
70,000	Chula Vista, CA Elementary School District COP (Elementary School Building)[1]	5.000	09/01/2026	09/01/2013A	71,099
10,000	Chula Vista, CA Improvement Bond Act 1915 Assessment District No. 94-1 (Eastlake)	7.000	09/02/2015	04/08/2014B	10,440
50,000	Chula Vista, CA Public Financing Authority	4.750	09/02/2015	09/02/2013A	50,634
190,000	Chula Vista, CA Public Financing Authority[1]	5.000	09/02/2016	05/31/2013A	192,557
1,000,000	Clovis, CA Public Financing Authority[1]	5.000	03/01/2027	05/31/2013A	1,023,790
25,000	Clovis, CA Public Financing Authority[1]	5.375	03/01/2020	05/31/2013A	25,104
1,380,000	Coachella Valley, CA Unified School District COP[1]	5.000	09/01/2031	09/01/2013A	1,386,472
25,000	Colton, CA Community Facilities District Special Tax	5.800	09/01/2018	09/01/2013A	25,154
125,000	Colton, CA Public Financing Authority, Series A1	5.000	08/01/2018	05/31/2013A	125,215
50,000	Colton, CA Public Financing Authority, Series B	5.875	08/01/2027	05/31/2013A	50,022
20,000	Colton, CA Redevel. Agency (West Valley)	6.375	09/01/2035	05/31/2013A	20,011
1,710,000	Compton, CA Community College District[1]	5.000	07/01/2020	07/01/2020	1,970,792
1,895,000	Compton, CA Community College District[1]	5.000	07/01/2021	07/01/2021	2,193,804
1,310,000	Compton, CA Community College District[1]	5.000	07/01/2023	07/01/2022A	1,506,736
3,500,000	Compton, CA Public Finance Authority	5.000	09/01/2022	06/04/2019B	3,178,770
480,000	Compton, CA Sewer[1]	5.375	09/01/2023	05/31/2013A	480,120

18	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 25,000	Concord, CA GO1	5.000%	08/01/2017	05/31/2013A	$25,062
25,000	Concord, CA Joint Powers Financing Authority (Concord Avenue Packaging)[1]	5.000	03/01/2016	05/31/2013A	25,094
25,000	Concord, CA Joint Powers Financing Authority (Concord Avenue Packaging)[1]	5.000	03/01/2017	05/31/2013A	25,091
95,000	Concord, CA Joint Powers Financing Authority (Concord Avenue Packaging)[1]	5.125	03/01/2023	05/31/2013A	95,173
10,000	Contra Costa County, CA Public Financing Authority[1]	5.000	06/01/2019	06/01/2013A	10,029
65,000	Contra Costa County, CA Public Financing Authority[1]	5.000	06/01/2028	06/01/2013A	65,216
45,000	Contra Costa County, CA Public Financing Authority	5.250	06/01/2014	06/01/2013A	45,183
110,000	Contra Costa County, CA Public Financing Authority	5.250	06/01/2015	06/01/2013A	110,436
25,000	Contra Costa County, CA Public Financing Authority[1]	5.250	06/01/2016	06/01/2013A	25,093
585,000	Contra Costa County, CA Public Financing Authority (Pleasant Hill Bart)[1]	5.125	08/01/2019	09/05/2017B	578,647
20,000	Contra Costa, CA Community College District COP (Diablo Valley College)[1]	6.000	06/01/2021	06/01/2013A	20,095
30,000	Corona, CA COP[1]	5.500	08/01/2016	05/31/2013A	30,117
20,000	Corona, CA COP (Clearwater Cogeneration)[1]	5.000	09/01/2021	09/01/2013A	20,314
205,000	Corona, CA COP (Clearwater Cogeneration)[1]	5.000	09/01/2021	09/01/2013A	207,702
45,000	Corona, CA COP (Clearwater Cogeneration)[1]	5.000	09/01/2028	09/01/2013A	45,801
60,000	Corona, CA COP (Clearwater Cogeneration)[1]	5.000	09/01/2031	09/01/2013A	61,646
15,000	Corona, CA Public Financing Authority[1]	5.000	09/01/2020	09/01/2013A	15,233
500,000	Corona, CA Redevel. Agency Tax Allocation	5.000	09/01/2023	09/01/2014A	523,700
85,000	Corona, CA Redevel. Agency Tax Allocation[1]	5.500	09/01/2016	05/31/2013A	85,240
80,000	Corona, CA Redevel. Agency Tax Allocation[1]	5.625	09/01/2021	05/31/2013A	80,158
15,000	Corona-Norco, CA Unified School District	5.625	09/01/2033	09/01/2013A	15,252
25,000	Corona-Norco, CA Unified School District[1]	5.750	09/01/2014	05/31/2013A	25,094

19	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 100,000	Corona-Norco, CA Unified School District Community Facilities District No. 06-1	6.000%	09/01/2027	09/01/2013A	$103,372
750,000	Corona-Norco, CA Unified School District Public Financing Authority[1]	5.000	09/01/2026	09/01/2023A	855,218
60,000	Coronado, CA Community Devel. Agency Tax Allocation[1]	5.100	09/01/2013	05/31/2013A	60,245
75,000	Covina, CA Public Financing Authority[1]	5.250	12/01/2018	06/01/2013A	75,221
20,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.000	10/01/2016	04/02/2015B	21,614
115,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.250	10/01/2017	10/01/2017	126,851
120,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.625	10/01/2018	10/01/2018	135,893
155,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.875	10/01/2019	10/01/2019	179,718
35,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.875	10/01/2020	10/01/2020	44,461
185,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.000	10/01/2021	10/01/2021	239,571
110,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.125	10/01/2020	10/01/2020	129,633
130,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.250	10/01/2021	10/01/2021	155,549
315,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.750	10/01/2027	10/01/2021A	372,491
115,000	Culver City, CA COP	5.750	01/01/2016	05/31/2013A	115,401
25,000	Culver City, CA Redevel. Agency[1]	5.500	11/01/2020	05/31/2013A	25,516
200,000	Culver City, CA Redevel. Finance Authority[1]	5.200	11/01/2013	05/31/2013A	200,818
10,000	Culver City, CA Redevel. Finance Authority	5.500	11/01/2014	05/07/2014B	10,234
25,000	Culver City, CA Redevel. Finance Authority[1]	5.500	11/01/2019	05/31/2013A	25,516
15,000	Culver City, CA Redevel. Finance Authority[1]	5.600	11/01/2025	05/31/2013A	15,065
20,000	Cypress, CA Improvement Bond Act 1915 (Business and Professional Center)	5.700	09/02/2022	05/31/2013A	20,020
1,000,000	Davis, CA Redevel. Agency Tax Allocation[1]	6.500	12/01/2026	12/01/2021A	1,247,500
750,000	Del Norte County, CA COP[1]	5.400	06/01/2019	06/01/2013A	753,218
510,000	Desert Hot Springs, CA Redevel. Agency Tax Allocation (Merged Redevel.)[1]	6.000	09/01/2023	09/01/2019A	591,442
360,000	Dinuba, CA Redevel. Agency Tax Allocation[1]	5.750	09/01/2028	07/25/2019A	401,429

20	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 40,000	Dixon, CA Public Financing Authority[1]	5.150%	09/02/2020	09/02/2013A	$40,282
35,000	Dixon, CA Public Financing Authority	5.700	09/02/2020	09/02/2013A	35,167
535,000	Downey, CA Community Devel. Commission Tax Allocation (Downey Redevel.)[1]	5.125	08/01/2020	08/01/2013A	536,279
40,000	Eastern CA Municipal Water District Community Facilities Special Tax	6.375	09/01/2027	09/01/2013A	40,223
90,000	Eastern CA Municipal Water District Community Facilities Special Tax (Crown Valley Village)	5.500	09/01/2028	03/01/2014A	90,233
65,000	Eastern CA Municipal Water District Community Facilities Special Tax (Crown Valley Village)	5.625	09/01/2034	03/01/2014A	65,084
45,000	Eastern CA Municipal Water District Community Facilities Special Tax (Promontory Park)	5.500	09/01/2024	09/01/2013A	45,624
10,000	Eastern CA Municipal Water District Improvement Bond Act 1915	5.750	09/02/2020	09/02/2013A	10,057
50,000	El Centro, CA Financing Authority (El Centro Regional Medical Center)[1]	5.250	03/01/2026	05/31/2013A	50,077
250,000	El Cerrito, CA Redevel. Agency Tax Allocation[1]	5.000	07/01/2019	05/31/2013A	250,165
630,000	El Dorado County, CA Special Tax Community Facilities District No. 9288[1]	5.000	09/01/2026	09/01/2022A	711,913
800,000	El Dorado County, CA Special Tax Community Facilities District No. 9288[1]	5.000	09/01/2027	09/01/2022A	892,920
1,200,000	El Dorado, CA Irrigation District COP[1]	6.250	08/01/2029	08/01/2014A	1,277,184
50,000	El Monte, CA City School District[1]	5.375	05/01/2014	11/01/2013A	51,315
75,000	El Monte, CA City School District[1]	6.250	05/01/2025	11/01/2013A	77,380
50,000	El Monte, CA COP (Dept. of Public Social Services Facility)[1]	5.000	06/01/2019	06/01/2013A	50,540
1,170,000	Emery, CA Unified School District[1]	6.250	08/01/2026	08/01/2021A	1,503,181
2,000,000	Emeryville, CA Public Financing Authority[1]	5.200	09/01/2022	05/31/2013A	2,040,580
195,000	Emeryville, CA Public Financing Authority[1]	6.200	09/01/2025	05/31/2013A	195,491
75,000	Emeryville, CA Public Financing Authority (Emeryville Redevel.)[1]	5.250	09/01/2019	09/01/2013A	75,626
315,000	Emeryville, CA Public Financing Authority (Shellmound Park Redevel. & Hsg.)[1]	5.000	09/01/2019	05/31/2013A	315,583
200,000	Emeryville, CA Public Financing Authority (Shellmound Park Redevel. & Hsg.)[1]	5.000	09/01/2028	05/31/2013A	200,132

21	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 15,000	Encinitas, CA Improvement Bond Act 1915	6.900%	09/02/2017	09/02/2013A	$15,023
15,000	Fairfield, CA Improvement Bond Act 1915 (Green Valley Road/Mangels Blvd.)	7.375	09/02/2018	09/02/2013A	15,632
15,000	Florin, CA Resource Conservation District COP	6.000	02/01/2029	04/04/2027B	7,724
260,000	Folsom Cordova, CA Unified School District School Facilities Improvement District No. 1[1]	5.500	10/01/2015	05/31/2013A	261,030
270,000	Folsom Cordova, CA Unified School District School Facilities Improvement District No. 2[1]	5.250	10/01/2013	05/31/2013A	271,142
50,000	Folsom Cordova, CA Unified School District School Facilities Improvement District No. 2[1]	5.375	10/01/2016	05/31/2013A	50,218
250,000	Folsom Cordova, CA Unified School District School Facilities Improvement District No. 2[1]	5.375	10/01/2017	05/31/2013A	251,088
25,000	Folsom, CA Public Financing Authority	5.400	09/02/2020	09/02/2013A	25,116
25,000	Folsom, CA Public Financing Authority	5.625	09/02/2020	09/02/2013A	25,116
60,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.000	09/01/2014	05/31/2013A	60,229
250,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.000	10/01/2022	10/01/2015A	270,433
90,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.000	09/01/2023	05/31/2013A	90,188
125,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.250	09/01/2020	05/31/2013A	125,253
700,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.500	09/01/2032	05/31/2013A	712,894
555,000	Fontana, CA Redevel. Agency (Downtown Redevel.)	5.000	09/01/2014	05/31/2013A	556,304
200,000	Fontana, CA Redevel. Agency (Downtown Redevel.)[1]	5.000	09/01/2016	05/31/2013A	200,408
25,000	Fontana, CA Redevel. Agency (Downtown Redevel.)[1]	5.000	09/01/2021	05/31/2013A	25,028
205,000	Fontana, CA Redevel. Agency (Jurupa Hills)[1]	5.500	10/01/2027	10/01/2013A	206,279
40,000	Fontana, CA Redevel. Agency (Sierra Corridor Commercial Redevel.)[1]	5.450	09/01/2029	09/01/2014A	40,662
675,000	Fontana, CA Redevel. Agency (Southwest Industrial Park)[1]	5.000	09/01/2022	05/31/2013A	675,986
265,000	Fontana, CA Special Tax (Citrus)	5.000	09/01/2020	09/01/2013A	273,840
2,300,000	Fontana, CA Special Tax Community Facilities District No. 2-A1	5.250	09/01/2017	09/01/2013A	2,324,288

22	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 10,000	Fontana, CA Special Tax Community Facilities District No. 4	7.125%	10/01/2015	10/01/2013A	$10,203
270,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.000	01/15/2014	05/31/2013A	270,451
715,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.125	01/15/2015	05/31/2013A	716,208
2,080,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.125	01/15/2019	05/31/2013A	2,083,245
270,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.375	01/15/2015	05/31/2013A	270,510
20,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road	5.5612	01/15/2017	05/31/2013A	16,288
500,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.800	01/15/2020	01/15/2014A	514,450
1,585,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.875	01/15/2026	01/15/2014A	1,626,416
1,030,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road)[1]	5.000	01/15/2016	05/31/2013A	1,031,545
1,150,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road)[1]	5.375	01/15/2014	05/31/2013A	1,152,174
100,000	Freshwater, CA School District[1]	5.000	08/01/2025	08/01/2013A	100,383
1,200,000	Fresno, CA Airport[1]	5.800	07/01/2030	05/31/2013A	1,204,668
175,000	Fresno, CA Airport, Series A1	5.500	07/01/2030	05/31/2013A	175,315
10,000	Fresno, CA Joint Powers Financing Authority[1]	5.000	06/01/2019	06/01/2013A	10,039
30,000	Fresno, CA Joint Powers Financing Authority[1]	5.000	06/01/2020	06/01/2013A	30,118
870,000	Fresno, CA Joint Powers Financing Authority[1]	5.000	04/01/2022	04/01/2018A	926,881
60,000	Fresno, CA Joint Powers Financing Authority[1]	5.000	06/01/2028	06/01/2013A	60,084
55,000	Fresno, CA Joint Powers Financing Authority[1]	5.250	08/01/2018	05/31/2013A	55,114
2,160,000	Fresno, CA Joint Powers Financing Authority[1]	5.250	10/01/2024	10/01/2014A	2,173,543
70,000	Fresno, CA Joint Powers Financing Authority[1]	5.500	06/01/2015	06/01/2013A	70,309
140,000	Fresno, CA Joint Powers Financing Authority[1]	5.750	06/01/2026	06/01/2013A	143,580
305,000	Fresno, CA Joint Powers Financing Authority (Exhibit Hall Expansion)	5.000	09/01/2013	05/31/2013A	306,217
40,000	Fullerton, CA Public Financing Authority[1]	5.125	05/01/2021	11/01/2013A	40,952
135,000	Fullerton, CA Redevel. Agency COP[1]	5.000	04/01/2026	04/01/2017A	141,445
80,000	Fullerton, CA School District Special Tax	6.300	09/01/2023	09/01/2013A	80,713
10,000	Galt, CA Improvement Bond Act 1915	5.900	09/02/2022	09/02/2013A	10,338

23	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 25,000	Garden Grove, CA Agency for Community Devel. Tax Allocation[1]	5.000%	10/01/2025	10/01/2013A	$25,480
100,000	Garden Grove, CA Agency for Community Devel. Tax Allocation[1]	5.375	10/01/2020	10/01/2013A	101,758
115,000	Garden Grove, CA COP[1]	5.375	03/01/2017	05/31/2013A	115,902
100,000	Gilroy, CA Unified School District[1]	5.000	08/01/2027	08/01/2013A	101,215
265,000	Glendale, CA Redevel. Agency Tax Allocation (Central Glendale Redevel.)[1]	5.250	12/01/2021	06/01/2013A	268,578
20,000	Granada, CA Sanitation District Improvement Bond Act 1915	6.125	09/02/2022	09/02/2013A	20,104
425,000	Grand Terrace, CA Community Redevel. Agency[1]	5.100	09/01/2022	09/01/2019A	475,082
15,000	Greenfield, CA Redevel. Agency	6.000	02/01/2029	02/19/2028B	14,394
1,475,000	Hawaiian Gardens, CA Public Finance Authority Tax Allocation[1]	5.250	12/01/2022	12/01/2014A	1,566,199
1,000,000	Hawaiian Gardens, CA Public Finance Authority Tax Allocation[1]	5.250	12/01/2023	12/01/2014A	1,061,830
135,000	Hawthorne, CA Community Redevel. Agency[1]	5.000	09/01/2018	05/31/2013A	135,464
50,000	Hawthorne, CA Community Redevel. Agency[1]	5.000	09/01/2024	05/31/2013A	50,168
3,220,000	Hawthorne, CA Community Redevel. Agency Special Tax	6.125	10/01/2025	10/01/2013A	3,352,117
90,000	Hawthorne, CA Parking Authority	8.000	09/01/2015	09/01/2013A	91,510
155,000	Hawthorne, CA Parking Authority	8.125	09/01/2019	09/01/2013A	156,896
45,000	Hayward, CA Improvement Bond Act 1915	7.100	09/02/2018	09/02/2013A	45,525
50,000	Hayward, CA Public Finance Authority (Hayward Water System)[1]	5.100	06/01/2013	05/31/2013A	50,180
20,000	Healdsburg, CA Community Redevel. Agency Tax Allocation (Sotoyome Community Devel.)[1]	5.000	08/01/2017	08/01/2013A	20,194
1,015,000	Healdsburg, CA Community Redevel. Agency Tax Allocation (Sotoyome Community Devel.)[1]	5.125	08/01/2031	08/01/2013A	1,024,988
50,000	Hement, CA Redevel. Agency Tax Allocation[1]	5.000	09/15/2023	05/31/2013A	50,068
1,980,000	Hesperia, CA Public Financing Authority, Tranche A	6.250	09/01/2035	09/01/2013A	1,984,792
10,000	Hollister, CA Improvement Bond Act 1915	7.125	09/02/2022	09/02/2013A	10,366
125,000	Hollister, CA Redevel. Agency Tax Allocation[1]	5.250	10/01/2016	10/01/2013A	127,293
15,000	Huntington Beach, CA Community Facilities District[1]	5.400	10/01/2020	10/01/2013A	15,181
20,000	Huntington Beach, CA Community Facilities District Special Tax	6.250	09/01/2027	09/01/2013A	20,040

24	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 100,000	Huntington Beach, CA Redevel. Agency (Huntington Beach Redevel.)[1]	5.000%	08/01/2018	08/01/2013A	$101,604
2,735,000	Imperial, CA Public Financing Authority (Water Facility)[1]	5.000	10/15/2026	10/15/2022A	3,058,523
250,000	Indio, CA Community Facilities District Special Tax	5.200	09/01/2027	05/31/2013A	250,103
50,000	Indio, CA Community Facilities District Special Tax (Talavera)	5.000	09/01/2017	05/31/2013A	50,081
125,000	Indio, CA Hsg. (Olive Court Apartments)[1]	6.375	12/01/2026	06/01/2013A	125,194
75,000	Industry, CA Urban Devel. Agency	5.000	05/01/2020	05/31/2013A	75,927
130,000	Industry, CA Urban Devel. Agency (South Montebello)	5.000	05/01/2019	05/31/2013A	131,444
750,000	Inland Valley, CA Devel. Agency Tax Allocation	5.500	04/01/2014	04/01/2014	785,280
100,000	Jurupa, CA Community Services District Special Tax	5.000	09/01/2027	09/01/2016A	102,492
1,000,000	Jurupa, CA Unified School District[1]	5.000	08/01/2023	08/01/2013A	1,011,940
500,000	Jurupa, CA Unified School District[1]	5.000	08/01/2028	08/01/2013A	505,970
15,000	Kingsburg, CA Public Financing Authority	8.000	09/15/2021	05/31/2013A	15,042
15,000	La Habra, CA Redevel. Agency Community Facilities District	6.000	09/01/2014	05/31/2013A	15,045
10,000	La Habra, CA Redevel. Agency Community Facilities District	6.000	09/01/2019	05/31/2013A	10,017
55,000	La Mesa, CA Improvement Bond Act 1915	5.750	09/02/2023	09/02/2013A	55,222
100,000	La Mirada, CA Redevel. Agency[1]	5.000	08/15/2014	05/31/2013A	100,392
25,000	La Mirada, CA Redevel. Agency	5.000	08/15/2015	05/31/2013A	25,084
60,000	La Mirada, CA Redevel. Agency[1]	5.125	08/15/2021	05/31/2013A	60,223
175,000	La Mirada, CA Redevel. Agency[1]	5.125	08/15/2022	05/31/2013A	175,635
35,000	La Quinta, CA Redevel. Agency Tax Allocation[1]	5.000	09/01/2021	09/01/2013A	35,351
110,000	La Quinta, CA Redevel. Agency Tax Allocation[1]	5.100	09/01/2031	09/01/2013A	110,483
200,000	La Quinta, CA Redevel. Agency Tax Allocation[1]	5.200	09/01/2028	09/01/2013A	201,146
50,000	LaFayette, CA Redevel. Agency Tax Allocation[1]	5.750	08/01/2032	08/01/2013A	50,868
15,000	Lake Elsinore, CA Public Financing Authority	6.375	10/01/2033	10/01/2013A	15,387
500,000	Lake Elsinore, CA Special Tax	5.100	09/01/2022	09/01/2015A	524,450
1,135,000	Lake Elsinore, CA Unified School District	5.300	09/01/2026	09/01/2015A	1,160,254
25,000	Lake Elsinore, CA Unified School District COP[1]	4.750	02/01/2020	05/31/2013A	25,032
35,000	Lancaster, CA Community Facilities District Special Tax	6.000	10/01/2016	10/01/2013A	35,411

25	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 615,000	Lancaster, CA Redevel. Agency[1]	5.500%	12/01/2028	12/01/2020A	$675,879
15,000	Lancaster, CA Redevel. Agency (Desert Sands Mobile Home Park)	6.375	11/01/2027	05/31/2013A	15,018
115,000	Lathrop, CA Financing Authority (Water Supply)	5.700	06/01/2019	06/01/2013A	115,235
15,000	Lathrop, CA Financing Authority (Water Supply)	5.750	06/01/2020	06/01/2013A	15,028
50,000	Lathrop, CA Financing Authority (Water Supply)	5.900	06/01/2023	06/01/2013A	50,076
10,000	Lathrop, CA Improvement Bond Act 1915	6.000	09/02/2021	03/02/2014A	10,173
5,000	Lathrop, CA Improvement Bond Act 1915 (Louise Avenue)	6.875	09/02/2017	09/02/2013A	5,210
10,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)	6.000	09/02/2023	03/02/2014A	10,146
60,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)	6.125	09/02/2028	03/02/2014A	60,794
50,000	Lawndale, CA Elementary School District[1]	5.000	08/01/2029	08/01/2013A	50,528
100,000	Lee Lake, CA Water District Community Facilities District No. 2 Special Tax (Montecito Ranch)	6.125	09/01/2027	09/01/2013A	101,136
200,000	Lee Lake, CA Water District Community Facilities District No. 2 Special Tax (Montecito Ranch)	6.125	09/01/2032	09/01/2013A	204,098
1,500,000	Lee Lake, CA Water District Community Facilities District No. 3 Special Tax	5.750	09/01/2023	09/01/2013A	1,541,835
80,000	Lincoln, CA Public Financing Authority[1]	5.000	08/01/2028	08/01/2013A	80,244
100,000	Livermore Valley, CA Joint Unified School District[1]	5.000	08/01/2023	05/31/2013A	100,397
20,000	Livermore, CA Capital Projects Financing Authority	5.650	09/02/2016	03/02/2014B	20,564
45,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)	6.400	09/01/2026	09/01/2013A	45,179
15,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)	6.400	09/01/2030	09/01/2013A	15,050
875,000	Livermore, CA Redevel. Agency Tax Allocation[1]	5.000	08/01/2026	05/31/2013A	883,978
50,000	Livermore, CA Redevel. Agency Tax Allocation[1]	5.250	08/01/2018	05/31/2013A	50,542
2,000,000	Lodi, CA Public Financing Authority[1]	5.250	10/01/2026	04/01/2022A	2,276,380
10,000	Long Beach, CA Bond Finance Authority[1]	5.000	11/01/2024	05/31/2013A	10,011
370,000	Long Beach, CA Bond Finance Authority[1]	5.250	11/15/2023	11/15/2023	437,710

26	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 500,000	Long Beach, CA Bond Finance Authority (Rainbow Harbor)[1]	5.000%	05/01/2024	05/01/2016A	$569,305
620,000	Long Beach, CA Bond Finance Authority Natural Gas	5.000	11/15/2017	11/15/2017	699,081
685,000	Long Beach, CA Bond Finance Authority Natural Gas	5.250	11/15/2018	11/15/2018	788,134
50,000	Long Beach, CA Special Tax (Pike)	6.250	10/01/2026	05/31/2013A	50,056
5,000	Los Angeles County, CA Community Facilities District No. 4 Special Tax	7.750	09/01/2017	09/01/2013A	5,086
65,000	Los Angeles County, CA Public Works Financing Authority (Calabasas Landfill)[1]	5.000	06/01/2022	06/01/2013A	65,235
1,250,000	Los Angeles County, CA Public Works Financing Authority (Multiple Capital)[1]	5.000	08/01/2028	08/01/2022A	1,457,775
50,000	Los Angeles County, CA Sanitation Districts Financing Authpority[1]	5.000	10/01/2021	10/01/2013A	51,006
100,000	Los Angeles, CA Community Facilities District Special Tax (Cascade Business Park)	6.400	09/01/2022	09/01/2013A	100,867
60,000	Los Angeles, CA Community Redevel. Agency (Freeway Recovery)	6.000	09/01/2031	05/31/2013A	60,092
40,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.100	12/01/2015	05/31/2013A	40,146
50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.200	12/01/2017	05/31/2013A	50,174
50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.200	12/01/2018	05/31/2013A	50,185
120,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.200	12/01/2019	05/31/2013A	120,443
125,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.250	12/01/2020	05/31/2013A	125,468
80,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.250	12/01/2021	05/31/2013A	80,299
515,000	Los Angeles, CA Community Redevel. Agency (Hollywood)[1]	5.000	07/01/2022	05/31/2013A	515,479
25,000	Los Angeles, CA Community Redevel. Agency (Hoover Redevel.)[1]	5.500	09/01/2014	05/31/2013A	25,072
20,000	Los Angeles, CA Community Redevel. Agency (North Hollywood)[1]	4.750	07/01/2017	05/31/2013A	20,033
35,000	Los Angeles, CA Community Redevel. Agency (North Hollywood)[1]	5.000	07/01/2020	05/31/2013A	35,046

27	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 75,000	Los Angeles, CA Community Redevel. Agency (North Hollywood)[1]	5.125%	07/01/2023	05/31/2013A	$75,067
60,000	Los Angeles, CA Community Redevel. Agency (North Hollywood)[1]	5.125	07/01/2024	05/31/2013A	60,045
25,000	Los Angeles, CA Community Redevel. Agency (North Hollywood)[1]	5.250	07/01/2018	05/31/2013A	25,048
145,000	Los Angeles, CA COP (Dept. of Public Social Services)[1]	5.500	08/01/2019	05/31/2013A	145,574
140,000	Los Angeles, CA COP (Dept. of Public Social Services)[1]	5.500	08/01/2031	05/31/2013A	140,504
10,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[4]	5.375	05/15/2025	05/15/2025	11,615,474
15,000	Los Angeles, CA Dept. of Water & Power[1]	4.750	08/15/2017	05/31/2013A	15,057
10,000	Los Angeles, CA Dept. of Water & Power	4.750	10/15/2020	05/31/2013A	10,038
2,000,000	Los Angeles, CA Dept. of Water & Power[1]	5.000	07/01/2019	07/01/2013A	2,016,300
70,000	Los Angeles, CA Mtg. (Section 8)[1]	5.350	07/01/2022	05/31/2013A	70,148
15,000	Los Angeles, CA Mtg. (Section 8)[1]	6.500	07/01/2022	05/31/2013A	15,045
45,000	Los Angeles, CA Multifamily Hsg. (Arminta North & South)	7.700	06/20/2028	05/31/2013A	45,055
40,000	Los Angeles, CA Multifamily Hsg. (Earthquake Rehabilitation)[1]	5.900	01/01/2030	05/31/2013A	40,073
20,000	Los Angeles, CA Multifamily Hsg. (Park Plaza West Senior Partners)[1]	5.400	01/20/2031	07/20/2013A	20,076
1,905,000	Los Angeles, CA Multifamily Hsg. (Park Plaza West)	5.300	01/20/2021	05/31/2013A	1,953,044
60,000	Los Angeles, CA Municipal Improvement Corp. (Central Library)[1]	5.500	06/01/2016	06/01/2013A	60,268
25,000	Los Angeles, CA Municipal Improvement Corp. (Central Library)[1]	5.500	06/01/2017	06/01/2013A	25,112
125,000	Los Angeles, CA Municipal Improvement Corp. (Central Library)	5.500	06/01/2018	06/01/2013A	125,555
100,000	Los Angeles, CA Municipal Improvement Corp. (Central Library)[1]	5.500	06/01/2019	06/01/2013A	100,442
120,000	Los Angeles, CA Parking System[1]	5.125	05/01/2016	11/01/2013A	122,562
500,000	Los Angeles, CA Parking System[1]	5.250	05/01/2018	11/01/2013A	510,735
200,000	Los Angeles, CA Parking System[1]	5.250	05/01/2022	11/01/2013A	204,294
245,000	Los Angeles, CA Parking System[1]	5.250	05/01/2029	11/01/2013A	250,437
25,000	Los Angeles, CA State Building Authority	5.300	10/01/2014	05/31/2013A	25,104

28	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 20,000	Los Angeles, CA State Building Authority[1]	5.400%	10/01/2015	05/31/2013A	$20,082
50,000	Los Angeles, CA State Building Authority	5.400	10/01/2015	05/31/2013A	50,202
70,000	Los Angeles, CA State Building Authority[1]	5.500	10/01/2016	05/31/2013A	70,246
200,000	Los Angeles, CA State Building Authority[1]	5.500	10/01/2017	05/31/2013A	200,704
70,000	Los Angeles, CA State Building Authority[1]	5.500	10/01/2018	05/31/2013A	70,246
180,000	Los Angeles, CA State Building Authority[1]	5.500	10/01/2019	05/31/2013A	180,634
135,000	Los Banos, CA COP[1]	5.000	12/01/2022	06/01/2013A	135,240
100,000	Los Banos, CA Sewer System COP[1]	5.000	12/01/2019	06/01/2013A	100,262
25,000	Los Banos, CA Unified School District COP[1]	5.625	08/01/2016	05/31/2013A	25,067
45,000	Lynwood, CA Public Finance Authority Tax Allocation[1]	5.900	09/01/2028	09/01/2013A	45,365
15,000	Madera County, CA COP (Children’s Hospital Central California Foundation)	5.000	03/15/2015	05/31/2013A	15,046
840,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.000	03/15/2023	05/31/2013A	841,336
400,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.750	03/15/2028	05/31/2013A	400,772
50,000	Mammoth Lakes, CA Community Facilities District (North Village Area)	5.750	10/01/2033	10/01/2013A	50,046
1,285,000	Manteca, CA Unified School District Special Tax Community Facilities District No. 1989[1]	5.000	09/01/2027	09/01/2023A	1,471,505
25,000	Manzanita, CA Elementary School District[1]	5.600	08/01/2025	05/31/2013A	25,044
10,000	Martinez, CA Mtg. (Ridgecrest Apartments)[1]	5.625	07/01/2025	05/31/2013A	10,021
575,000	Marysville, CA (Fremont-Rideout Health Group/Rideout Memorial Hospital/United Com-Serve Obligated Group)[1]	5.250	01/01/2027	01/01/2021A	654,367
50,000	Maywood, CA Public Financing Authority	6.500	09/01/2018	09/01/2013A	50,239
940,000	Mendocino Coast, CA Healthcare District[1]	5.875	02/01/2020	05/31/2013A	942,801
15,000	Menlo Park, CA GO1	5.000	08/01/2015	05/31/2013A	15,060
125,000	Merced County, CA COP (Juvenile Justice Corridor Facility)[1]	5.000	06/01/2023	06/01/2013A	125,451
15,000	Merced County, CA COP (Juvenile Justice Corridor Facility)[1]	5.000	06/01/2024	06/01/2013A	15,052

29	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 50,000	Merced County, CA COP (Juvenile Justice Corridor Facility)[1]	5.000%	06/01/2025	06/01/2013A	$50,172
250,000	Mill Valley, CA COP (The Redwoods)[1]	5.750	12/01/2020	06/01/2013A	251,043
5,000	Milpitas, CA Improvement Bond Act 1915	5.700	09/02/2018	09/02/2013A	5,182
45,000	Milpitas, CA Redevel. Agency[1]	5.000	09/01/2020	09/01/2013A	45,655
290,000	Milpitas, CA Redevel. Agency[1]	5.125	09/01/2019	09/01/2013A	294,541
10,000	Milpitas, CA Redevel. Agency[1]	5.250	09/01/2017	09/01/2013A	10,162
1,000,000	Milpitas, CA Redevel. Agency[1]	5.250	09/01/2021	09/01/2013A	1,015,050
500,000	Modesto, CA COP (Golf Course)	5.000	11/01/2023	02/29/2020B	532,815
10,000	Modesto, CA Irrigation District Financing Authority (Domestic Water)	5.000	09/01/2018	05/31/2013A	10,040
1,000,000	Monrovia, CA Redevel. Agency (Central Redev. Project Area No. 1)[1]	5.000	08/01/2026	08/01/2022A	1,086,310
3,270,000	Monrovia, CA Redevel. Agency Tax Allocation (Central Redevel. Project Area No. 1)[1]	5.000	05/01/2021	05/28/2013A	3,357,473
2,000,000	Montclair, CA Redevel. Agency Tax Allocation[1]	5.300	10/01/2030	05/31/2013A	2,003,440
415,000	Montebello, CA Community Redevel. Agency (Montebello Hills Redevel.)[1]	5.500	03/01/2014	09/01/2013A	420,271
70,000	Montebello, CA Community Redevel. Agency (South Montebello)[1]	5.300	09/01/2022	05/31/2013A	70,111
10,000	Montebello, CA Community Redevel. Agency (South Montebello)	5.500	09/01/2022	05/31/2013A	10,005
165,000	Montebello, CA Community Redevel. Agency Tax Allocation[1]	5.000	03/01/2019	09/01/2013A	166,183
730,000	Montebello, CA Community Redevel. Agency Tax Alloccation[1]	5.250	09/01/2024	09/01/2013A	741,936
25,000	Montebello, CA COP[1]	5.300	11/01/2018	05/31/2013A	25,081
65,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)[1]	5.700	03/01/2015	05/31/2013A	65,609
20,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)[1]	5.700	03/01/2016	05/31/2013A	20,236
40,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)[1]	5.750	03/01/2017	05/31/2013A	40,567
355,000	Moreno Valley, CA Unified School District Community Facilities District No. 2005-5	5.500	09/01/2031	09/01/2013A	367,148
530,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2003-2	5.950	09/01/2034	09/01/2013A	533,397

30	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 400,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-6	5.000%	09/01/2022	09/01/2013A	$409,696
300,000	Morgan Hill, CA COP (Water System)[1]	5.125	06/01/2021	06/01/2013A	301,125
3,000,000	Mountain House, CA Public Financing Authority Utility System[1]	5.000	12/01/2032	12/01/2017A	3,174,720
10,000	Napa, CA Hsg. Auth. (Vintage at Napa Senior Apartments)[1]	5.200	06/15/2034	05/31/2013A	10,052
100,000	National City, CA Community Devel. Commission Tax Allocation (National City Redevel.)[1]	5.250	08/01/2019	08/01/2019	116,359
230,000	Needles, CA Public Utility Authority	6.650	02/01/2032	05/31/2013A	230,108
285,000	Norco, CA Redevel Agency[1]	5.125	03/01/2030	05/31/2013A	285,416
290,000	Norco, CA Redevel Agency[1]	5.500	03/01/2030	05/31/2013A	290,235
30,000	Norco, CA Redevel. Agency[1]	5.000	03/01/2019	05/31/2013A	30,084
2,505,000	Northern CA Tobacco Securitization Authority (TASC)[1]	4.750	06/01/2023	06/01/2015A	2,507,505
1,145,000	Northern, CA Inyo County Local Hospital District[1]	5.000	12/01/2015	12/12/2014B	1,221,566
835,000	Northern, CA Inyo County Local Hospital District[1]	6.375	12/01/2025	12/01/2020A	949,579
70,000	Norwalk, CA Community Facilities Financing[1]	5.250	02/01/2017	08/01/2013A	70,887
175,000	Norwalk, CA Community Facilities Financing[1]	5.375	02/01/2029	08/01/2013A	177,013
225,000	Novato, CA GO1	5.250	08/01/2017	08/01/2013A	227,792
70,000	Novato, CA GO1	5.300	08/01/2016	05/31/2013A	70,302
600,000	Oakdale, CA Public Financing Authority[1]	5.125	03/01/2022	05/31/2013A	606,948
30,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	5.900	06/01/2014	06/01/2013A	30,083
10,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	6.000	06/01/2019	06/01/2013A	10,015
50,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	6.100	06/01/2027	06/01/2013A	50,036
135,000	Oakland, CA Building Authority (Elihu M Harris)[1]	5.000	04/01/2015	05/31/2013A	135,342
185,000	Oakland, CA Building Authority (Elihu M Harris)[1]	5.000	04/01/2016	05/31/2013A	185,470
150,000	Oakland, CA Building Authority (Elihu M Harris)[1]	5.000	04/01/2017	05/31/2013A	150,338
530,000	Oakland, CA Building Authority (Elihu M Harris)[1]	5.000	04/01/2023	05/31/2013A	530,726
10,000	Oakland, CA Redevel. Agency[1]	5.500	09/01/2015	05/31/2013A	10,034

31	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 250,000	Oakland, CA Redevel. Agency[1]	5.500%	09/01/2017	05/31/2013A	$250,765
250,000	Oakland, CA Redevel. Agency[1]	5.500	09/01/2019	05/31/2013A	250,675
750,000	Oakland, CA Unified School District	5.000	08/01/2022	01/15/2021B	849,960
2,000,000	Oakland, CA Unified School District[1]	5.000	08/01/2025	08/01/2015A	2,062,660
645,000	Oakland, CA Unified School District	5.000	08/01/2026	05/31/2013A	647,167
50,000	Oakland, CA Unified School District	5.250	08/01/2015	05/31/2013A	50,203
200,000	Oakland, CA Unified School District[1]	5.250	08/01/2016	05/31/2013A	200,754
100,000	Oakland, CA Unified School District	5.250	08/01/2017	05/31/2013A	100,403
160,000	Oakland, CA Unified School District	5.250	08/01/2019	05/31/2013A	160,626
370,000	Oakland, CA Unified School District	5.250	08/01/2020	05/31/2013A	371,413
300,000	Oakland, CA Unified School District[1]	5.250	08/01/2022	05/31/2013A	301,254
3,100,000	Oakland, CA Unified School District	5.250	08/01/2024	05/31/2013A	3,111,067
1,000,000	Oakland, CA Unified School District	6.125	08/01/2029	08/01/2019A	1,140,480
25,000	Ontario, CA Improvement Bond Act 1915	6.800	09/02/2013	09/02/2013	25,387
1,835,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108	7.500	09/02/2020	09/02/2013A	1,878,801
120,000	Ontario, CA Montclair School District[1]	5.000	08/01/2027	05/31/2013A	120,418
60,000	Orange County, CA Community Facilities District[1]	5.250	08/15/2019	05/31/2013A	60,140
2,500,000	Orange County, CA Community Facilities District (Ladera Ranch)	5.000	08/15/2025	08/15/2013A	2,519,025
50,000	Orange County, CA Devel. Agency (Neighborhood Devel,)[1]	5.000	09/01/2020	05/31/2013A	50,086
30,000	Orange County, CA Devel. Agency (Neighborhood Devel.)[1]	5.000	09/01/2017	05/31/2013A	30,065
50,000	Orange County, CA Devel. Agency (Neighborhood Devel.)[1]	5.000	09/01/2018	05/31/2013A	50,100
265,000	Orange County, CA Devel. Agency (Neighborhood Devel.)[1]	5.000	09/01/2022	05/31/2013A	265,387
15,000	Orange County, CA Improvement Bond Act 1915	5.500	09/02/2016	09/02/2013A	15,174
20,000	Orange County, CA Improvement Bond Act 1915 (Irvine Coast Assessment)	5.850	09/02/2013	09/02/2013	20,332
1,500,000	Orange, CA Community Facilities District Special Tax (Serrano Heights Public Improvements)[1]	5.000	10/01/2028	10/01/2022A	1,716,075
850,000	Oroville, CA Public Financing Authority[1]	5.000	09/15/2030	05/31/2013A	861,815
115,000	Oroville, CA Public Financing Authority[1]	5.125	09/15/2025	05/31/2013A	115,135
975,000	Oxnard, CA Financing Authority[1]	5.000	06/01/2020	06/01/2013A	978,559
50,000	Oxnard, CA Financing Authority[1]	5.300	06/01/2029	06/01/2021A	56,776

32	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 100,000	Oxnard, CA Financing Authority Wastewater (Redwood Trunk Sewer & Headworks)[1]	5.250%	06/01/2034	06/01/2014A	$102,045
845,000	Oxnard, CA Harbor District[1]	5.000	08/01/2020	08/01/2020	942,758
25,000	Pajaro Valley, CA Water Management Agency COP[1]	5.500	03/01/2016	05/31/2013A	25,003
70,000	Pajaro Valley, CA Water Management Agency COP[1]	5.500	03/01/2018	05/31/2013A	70,060
180,000	Pajaro Valley, CA Water Management Agency COP[1]	5.750	03/01/2024	05/31/2013A	180,144
1,230,000	Palm Desert, CA Financing Authority[1]	5.000	08/01/2021	08/01/2013A	1,247,380
25,000	Palm Desert, CA Financing Authority[1]	5.000	04/01/2025	04/01/2014A	25,194
25,000	Palm Desert, CA Financing Authority	5.200	10/01/2028	10/01/2013A	25,088
500,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	6.000	07/01/2018	07/01/2014A	518,080
145,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs Regional Airport)[1]	5.250	01/01/2022	05/31/2013A	145,579
100,000	Palm Springs, CA Community Redevel. Agency Tax Allocation[1]	5.500	08/01/2021	05/31/2013A	100,220
6,120,000	Palm Springs, CA Financing Authority (Downtown Revitalization)[1]	5.250	06/01/2027	06/01/2022A	7,147,793
100,000	Palmdale, CA Civic Authority[1]	5.000	07/01/2025	07/01/2013A	100,776
275,000	Palmdale, CA Civic Authority (Civic Center)[1]	5.600	07/01/2015	05/31/2013A	275,751
125,000	Palmdale, CA Community Facilities District Special Tax	5.400	09/01/2035	09/01/2016A	127,170
45,000	Palmdale, CA COP (Park Improvement and Avenue South Construction)[1]	5.000	09/01/2017	09/01/2013A	46,042
540,000	Palmdale, CA Elementary School District Special Tax Community Facilities District No. 90-1[1]	5.700	08/01/2018	05/31/2013A	541,944
175,000	Palo Alto, CA Utility[1]	5.250	06/01/2021	06/01/2013A	175,756
15,000	Palo Alto, CA Utility[1]	5.250	06/01/2024	06/01/2013A	15,064
20,000	Palomar Pomerado, CA Health System[1]	5.000	11/01/2014	05/31/2013A	20,043
100,000	Palomar Pomerado, CA Health System[1]	5.375	11/01/2013	05/31/2013A	100,247
30,000	Parlier, CA Redevel. Agency Tax Allocation[1]	5.000	08/01/2018	05/31/2013A	30,050
100,000	Parlier, CA Redevel. Agency Tax Allocation[1]	5.125	08/01/2023	05/31/2013A	100,100

33	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 90,000	Patterson, CA Joint Unified School District[1]	5.000%	08/01/2015	05/31/2013A	$90,357
275,000	Perris, CA Community Facilities District Special Tax	6.375	09/01/2032	09/01/2013A	280,874
60,000	Perris, CA Public Financing Authority	5.750	09/01/2024	09/01/2014A	62,416
125,000	Perris, CA Public Financing Authority[1]	5.750	10/01/2031	05/31/2013A	128,023
390,000	Perris, CA Public Financing Authority[1]	7.000	10/01/2033	10/01/2018A	458,414
140,000	Perris, CA Public Financing Authority	7.875	09/01/2025	05/31/2013A	140,412
20,000	Perris, CA Public Financing Authority, Series A	6.125	09/01/2034	09/01/2014A	20,758
1,035,000	Perris, CA Union High School District Financing Authority	5.375	09/01/2026	09/01/2013A	1,069,238
1,415,000	Perris, CA Union High School District Financing Authority	5.500	09/01/2028	09/01/2013A	1,461,950
10,000	Petaluma, CA Improvement Bond Act 1915	6.000	09/02/2020	09/02/2013A	10,060
1,500,000	Pico Rivera, CA Public Financing Authority[1]	5.500	09/01/2031	09/01/2019A	1,708,830
35,000	Pinole, CA Redevel. Agency Tax Allocation (Pinole Vista Redevel.)[1]	5.200	08/01/2013	05/31/2013A	35,145
20,000	Pinole, CA Redevel. Agency Tax Allocation (Pinole Vista Redevel.)[1]	5.250	08/01/2016	05/31/2013A	20,081
500,000	Pittsburg, CA Redevel. Agency (Los Medanos Community Devel.)[1]	5.850	08/01/2018	08/01/2013A	503,580
240,000	Pittsburgh, CA Redevel. Agency Tax Allocation (Los Medanos Community Devel.)[1]	5.000	08/01/2017	08/01/2013A	241,368
65,000	Pittsburgh, CA Redevel. Agency Tax Allocation (Los Medanos Community Devel.)[1]	5.000	08/01/2018	08/01/2013A	65,329
25,000	Pittsburgh, CA Redevel. Agency Tax Allocation (Los Medanos Community Devel.)[1]	5.000	08/01/2019	08/01/2013A	25,115
4,550,000	Placentia, CA Redevel. Agency Tax Allocation	7.750	02/01/2014	08/01/2013A	4,607,512
100,000	Placer County, CA Water Agency COP[1]	5.000	07/01/2021	07/01/2013A	100,261
30,000	Pomona, CA Public Financing Authority	5.000	02/01/2024	05/31/2013A	30,038
65,000	Pomona, CA Public Financing Authority[1]	5.125	02/01/2016	05/31/2013A	65,140
400,000	Pomona, CA Public Financing Authority (Merfed Redevel.)[1]	5.250	02/01/2020	05/31/2013A	401,236
110,000	Port Redwood City, CA GO1	5.400	06/01/2019	06/01/2013A	110,168
2,420,000	Porterville, CA COP[1]	5.000	07/01/2030	07/01/2015A	2,500,465
50,000	Poway, CA Hsg. (Poinsetta Mobile Home Park)[1]	5.000	05/01/2023	05/31/2013A	51,068

34	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 30,000	Poway, CA Public Financing Authority (Water Services)	5.500%	11/01/2015	05/31/2013A	$30,084
30,000	Poway, CA Redevel. Agency Tax Allocation (Paguay Redevel.)[1]	5.250	06/15/2019	06/15/2013A	30,157
10,000	Poway, CA Redevel. Agency Tax Allocation (Paguay Redevel.)[1]	5.250	06/15/2024	06/15/2013A	10,049
855,000	Poway, CA Unified School District Public Financing Authority Special Tax[1]	5.000	09/15/2025	09/15/2023A	985,037
1,210,000	Poway, CA Unified School District Public Financing Authority Special Tax[1]	5.000	09/15/2029	09/15/2023A	1,361,117
170,000	Poway, CA Unified School District Special Tax Community Facilities District No. 14	5.125	09/01/2026	09/01/2016A	174,094
125,000	Poway, CA Unified School District Special Tax Community Facilities District No. 6	5.125	09/01/2028	09/01/2015A	127,429
10,000	Rancho Cucamonga, CA Public Finance Authority	6.000	09/02/2020	05/31/2013A	10,014
650,000	Rancho Cucamonga, CA Redevel. Agency (Rancho Redevel.)[1]	5.125	09/01/2030	05/31/2013A	650,520
50,000	Rancho Cucamonga, CA Redevel. Agency (Rancho Redevel.)[1]	5.250	09/01/2020	05/31/2013A	50,145
4,570,000	Rancho Cucamonga, CA Redevel. Agency (Rancho Redevel.)[1]	5.375	09/01/2025	05/31/2013A	4,575,484
20,000	Rancho Mirage, CA Improvement Bond Act 1915	5.500	09/02/2024	09/02/2013A	20,024
30,000	Rancho Mirage, CA Improvement Bond Act 1915	5.750	09/02/2022	09/02/2013A	30,114
25,000	Rancho Mirage, CA Redevel. Agency Tax Allocation[1]	4.750	04/01/2014	05/31/2013A	25,087
55,000	Redding, CA Improvement Bond Act 1915 (Tierra Oaks Assessment District 1993-1)	7.000	09/02/2013	09/02/2013	55,756
160,000	Redding, CA Joint Powers Financing Authority[1]	5.000	06/01/2018	06/01/2013A	160,523
30,000	Redding, CA Redevel. Agency (Redding School District)[1]	5.000	09/01/2026	05/31/2013A	30,054
100,000	Redding, CA Redevel. Agency (Redding School District)[1]	5.125	09/01/2030	05/31/2013A	100,161
10,000	Redlands, CA Community Facilities District	5.850	09/01/2033	09/01/2014A	10,108
25,000	Redlands, CA Unified School District[1]	5.000	07/01/2026	07/01/2013A	25,175
690,000	Redwood City, CA Special Tax	5.000	09/01/2029	09/01/2022A	792,831
20,000	Rialto, CA Redevel. Agency (Merged Project Area)[1]	5.000	09/01/2019	09/01/2013A	20,140

35	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 100,000	Rialto, CA Redevel. Agency (Merged Project Area)[1]	5.250%	09/01/2027	09/01/2013A	$100,397
50,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.000	09/01/2016	09/01/2013A	51,810
25,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.050	09/01/2017	09/01/2013A	25,890
65,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.125	09/01/2018	09/01/2013A	67,263
100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.200	09/01/2019	09/01/2013A	103,406
100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.250	09/01/2020	09/01/2013A	103,332
50,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.250	09/01/2021	09/01/2016A	51,459
355,000	Richmond, CA Joint Powers Financing Authority[1]	5.000	09/01/2015	05/31/2013A	355,937
40,000	Richmond, CA Joint Powers Financing Authority[1]	5.500	09/01/2018	05/31/2013A	40,096
600,000	Richmond, CA Joint Powers Financing Authority Tax Allocation[1]	5.250	09/01/2025	09/01/2013A	607,962
50,000	Richmond, CA Joint Powers Financing Authority Tax Allocation[1]	5.500	09/01/2016	05/31/2013A	50,146
20,000	Richmond, CA Joint Powers Financing Authority Tax Allocation[1]	5.500	09/01/2017	05/31/2013A	20,052
195,000	Richmond, CA Redevel. Agency (Harbour Redevel.)[1]	5.500	07/01/2018	05/31/2013A	195,790
80,000	River Islands, CA Public Financing Authority	6.000	09/01/2027	06/22/2024B	78,190
100,000	River Islands, CA Public Financing Authority	6.150	09/01/2035	06/24/2032B	98,322
450,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2028	09/01/2022A	479,691
600,000	Riverside County, CA Community Facilities District (Scott Road)	5.000	09/01/2025	09/01/2022A	635,772
1,310,000	Riverside County, CA Community Facilities District (Scott Road)	5.000	09/01/2028	09/01/2022A	1,370,588
555,000	Riverside County, CA Community Facilities District (Scott Road)	5.000	09/01/2030	09/01/2022A	576,362
15,000	Riverside County, CA Community Facilities District Special Tax	6.000	09/01/2030	09/01/2014A	15,067
150,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.100	09/01/2013	09/01/2013	151,769
215,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.150	09/01/2014	09/01/2013A	223,725
385,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.200	09/01/2015	09/01/2013A	400,188
225,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.250	09/01/2016	09/01/2013A	233,654
430,000	Riverside County, CA Community Facilities District Special Tax No. 88-8	5.400	09/01/2013	09/01/2013	434,936

36	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 450,000	Riverside County, CA Community Facilities District Special Tax No. 88-8	5.450%	09/01/2014	09/01/2014	$468,509
475,000	Riverside County, CA Community Facilities District Special Tax No. 88-8	5.500	09/01/2015	09/01/2015	505,229
305,000	Riverside County, CA Public Financing Authority[1]	5.250	10/01/2017	05/31/2013A	305,811
380,000	Riverside County, CA Public Financing Authority COP	5.750	05/15/2019	08/07/2016B	242,539
305,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	5.750	10/01/2020	10/01/2020	349,115
4,700,000	Riverside, CA (Recovery Zone Facility) COP[1]	5.500	03/01/2040	03/01/2017A	4,943,883
40,000	Riverside, CA Improvement Bond Act 1915	8.250	09/02/2016	09/02/2013A	40,765
315,000	Riverside, CA Improvement Bond Act 1915 (Riverside Auto Center Assessment District)	5.000	09/02/2023	09/02/2013A	325,508
335,000	Riverside, CA Improvement Bond Act 1915 (Riverside Auto Center Assessment District)	5.000	09/02/2024	09/02/2013A	346,105
200,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Business)	6.250	09/02/2029	09/02/2013A	204,988
1,640,000	Riverside, CA Public Financing Authority[1]	5.000	11/01/2027	11/01/2022A	1,823,155
1,155,000	Riverside, CA Public Financing Authority[1]	5.000	11/01/2028	11/01/2022A	1,275,836
100,000	Riverside, CA Public Financing Authority (University Corridor/Sycamore)[1]	5.000	08/01/2019	08/01/2017A	110,023
150,000	Riverside, CA Redevel. Agency[1]	5.000	08/01/2025	05/31/2013A	150,173
50,000	Riverside, CA Special Tax Community Facilities District No. 90-1, Series A1	5.500	09/01/2015	09/01/2013A	50,598
150,000	Riverside, CA Unified School District[1]	5.000	12/01/2026	06/01/2013A	150,548
100,000	Rocklin, CA Unified School District Community Facilities District No. 1[1]	5.000	09/01/2025	09/01/2013A	101,243
50,000	Rohnert Park, CA COP[1]	5.000	07/01/2024	05/31/2013A	50,097
25,000	Romoland, CA School District Special Tax	6.000	09/01/2033	09/01/2013A	25,127
50,000	Romoland, CA School District Special Tax	6.375	09/01/2033	09/01/2013A	50,315
50,000	Romoland, CA School District Special Tax	6.375	09/01/2033	09/01/2013A	50,315
365,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1[5]	5.000	09/01/2025	09/01/2023A	403,121
370,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1[5]	5.000	09/01/2026	09/01/2023A	406,316

37	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 405,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1[5]	5.000%	09/01/2027	09/01/2023A	$442,940
500,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1[5]	5.000	09/01/2028	09/01/2023A	544,615
450,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1[5]	5.000	09/01/2029	09/01/2023A	488,561
440,000	Roseland, CA Elementary School District[5]	6.625	08/01/2029	08/01/2023A	565,246
50,000	Roseville, CA COP (Golf Course)[1]	5.000	08/01/2023	08/01/2013A	50,483
190,000	Roseville, CA Natural Gas Finance Authority	5.000	02/15/2021	02/15/2021	218,126
80,000	Roseville, CA Natural Gas Finance Authority	5.000	02/15/2023	02/15/2023	92,852
265,000	Roseville, CA Natural Gas Finance Authority	5.000	02/15/2024	02/15/2024	309,573
100,000	Roseville, CA Natural Gas Finance Authority	5.000	02/15/2025	02/15/2025	117,406
310,000	Rowland, CA Unified School District[1]	5.250	08/01/2027	08/01/2013A	313,491
795,000	Sacramento County, CA (Juvenile Courthouse) COP[1]	5.000	12/01/2021	12/01/2013A	815,137
535,000	Sacramento County, CA (Juvenile Courthouse) COP[1]	5.000	12/01/2022	12/01/2013A	548,231
430,000	Sacramento County, CA (Juvenile Courthouse) COP[1]	5.000	12/01/2023	12/01/2013A	440,376
160,000	Sacramento County, CA COP	4.750	10/01/2017	05/31/2013A	160,275
480,000	Sacramento County, CA COP[1]	5.375	02/01/2019	05/31/2013A	480,984
2,975,000	Sacramento County, CA COP[1]	5.750	02/01/2030	02/01/2020A	3,331,584
960,000	Sacramento County, CA Hsg. Authority (Cottage Estates Apartments)[1]	6.000	02/01/2033	06/01/2013A	960,950
1,500,000	Sacramento County, CA Hsg. Authority (Verandas Apartments Senior Community)[1]	5.700	03/01/2034	05/31/2013A	1,502,415
400,000	Sacramento County, CA Hsg. Authority (Vintage Willow Creek Senior Apartments)	5.250	06/01/2027	06/01/2013A	402,160
25,000	Sacramento County, CA Public Financing Authority (Sacramento City Redevel.)[1]	5.200	12/01/2019	12/01/2013A	25,252
225,000	Sacramento, CA City Financing Authority[1]	5.000	12/01/2024	12/01/2015A	243,833
400,000	Sacramento, CA City Financing Authority[1]	5.250	05/01/2015	05/31/2013A	400,156
50,000	Sacramento, CA City Financing Authority (California EPA Building)[1]	4.750	05/01/2017	05/31/2013A	50,096

38	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 80,000	Sacramento, CA City Financing Authority (California EPA Building)[1]	5.000%	05/01/2013	05/01/2013	$80,010
25,000	Sacramento, CA City Financing Authority (California EPA Building)[1]	5.000	05/01/2014	05/31/2013A	25,009
70,000	Sacramento, CA City Financing Authority (California EPA Building)[1]	5.250	05/01/2016	05/31/2013A	70,027
550,000	Sacramento, CA City Financing Authority (California EPA Building)[1]	5.250	05/01/2019	05/31/2013A	551,364
30,000	Sacramento, CA City Financing Authority (City Hall)[1]	5.250	12/01/2016	06/01/2013A	30,122
945,000	Sacramento, CA City Financing Authority (North Natomas CFD No. 2)	6.250	09/01/2023	09/01/2013A	964,665
1,840,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)[1]	5.000	09/01/2024	03/01/2023A	2,065,455
850,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)[1]	5.000	09/01/2025	03/01/2023A	942,463
1,065,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)[1]	5.000	09/01/2026	03/01/2023A	1,166,729
785,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)[1]	5.000	09/01/2026	03/01/2023A	884,671
455,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)[1]	5.000	09/01/2027	03/01/2023A	494,439
30,000	Sacramento, CA Improvement Bond Act 1915 (Citywide Landscaping & Lighting)[1]	5.500	09/02/2016	05/31/2013A	30,104
55,000	Sacramento, CA Municipal Utility District[1]	5.000	11/15/2018	11/15/2013A	56,434
295,000	Sacramento, CA Municipal Utility District[1]	5.000	08/15/2022	08/15/2013A	299,148
10,000	Sacramento, CA Redevel. Agency (Merged Downtown Redevel.)[1]	5.250	11/01/2013	05/31/2013A	10,042
1,470,000	Sacramento, CA Special Tax (North Natomas Community Facilities)	5.700	09/01/2023	09/01/2013A	1,487,420
300,000	Sacramento, CA Unified School District[1]	5.125	07/01/2029	07/01/2013A	302,493
50,000	Sacramento, CA Unified School District COP[1]	5.000	03/01/2019	05/31/2013A	50,181
15,000	Sacramento, CA Unified School District COP[1]	5.000	03/01/2020	05/31/2013A	15,054
50,000	Sacramento, CA Unified School District COP[1]	5.000	03/01/2021	05/31/2013A	50,181
330,000	Sacramento, CA Unified School District COP[1]	5.000	03/01/2026	05/31/2013A	331,165

39	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity*	Value
California Continued
$ 410,000	Saddleback Valley, CA Unified School District[1]	5.650%		09/01/2017	05/31/2013A	$411,796
2,000,000	Salinas Valley, CA Solid Waste Authority[1]	5.250		08/01/2027	05/31/2013A	2,006,840
215,000	Salinas Valley, CA Solid Waste Authority	5.625		08/01/2015	05/31/2013A	215,935
150,000	Salinas Valley, CA Solid Waste Authority[1]	5.625		08/01/2016	05/31/2013A	150,638
1,000,000	Salinas Valley, CA Solid Waste Authority[1]	5.625		08/01/2018	05/31/2013A	1,004,060
100,000	Salinas, CA Improvement Bond Act 1915	5.450		09/02/2013	09/02/2013	101,026
50,000	Salinas, CA Improvement Bond Act 1915 (Bella Vista)	5.500		09/02/2013	09/02/2013	50,581
85,000	Salinas, CA Redevel. Agency Tax Allocation (Central City Revitalization)[1]	5.500		11/01/2023	05/31/2013A	85,315
100,000	San Bernardino County, CA (Single Family Mtg.)	5.376	[2]	05/01/2031	05/31/2013A	38,587
200,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.000		08/01/2026	05/31/2013A	200,388
55,000	San Bernardino County, CA COP (Medical Center Financing)	5.250		08/01/2016	05/31/2013A	55,132
40,000	San Bernardino County, CA Flood Control District[1]	5.000		08/01/2029	05/31/2013A	40,070
190,000	San Bernardino County, CA Redevel. Agency (San Sevaine Redevel.)[1]	5.000		09/01/2019	09/01/2015A	200,929
10,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2018	10/01/2018	11,555
200,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2019	10/01/2019	233,928
50,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2022	10/01/2022	58,609
70,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2023	10/01/2023	81,981
180,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2023	10/01/2023	210,809
335,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)[1]	5.500		12/01/2020	06/01/2013A	335,757
160,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)[1]	5.500		12/01/2020	06/01/2013A	160,379
285,000	San Bernardino, CA Joint Powers Financing Authority (City Hall)[1]	5.600		01/01/2015	07/07/2014B	280,597
365,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)[1]	5.500		09/01/2020	06/12/2017B	355,003
415,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)[1]	5.500		09/01/2024	03/27/2023B	395,649

40	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 150,000	San Bernardino, CA Joint Powers Financing Authority (Tax Allocation)	6.625%	04/01/2026	05/31/2013A	$151,650
560,000	San Bernardino, CA Mountains Community Hospital District COP	5.000	02/01/2017	08/26/2015B	580,686
135,000	San Bernardino, CA Municipal Water Dept.	5.000	02/01/2017	05/31/2013A	135,266
70,000	San Bernardino, CA Municipal Water Dept.	5.250	02/01/2015	05/31/2013A	70,182
30,000	San Bernardino, CA Redevel. Agency (Ramona Senior Complex)	7.875	07/01/2025	07/01/2013A	30,268
50,000	San Bruno, CA Police Facilities Financing[1]	5.250	02/01/2021	05/31/2013A	50,130
2,250,000	San Diego County, CA (Developmental Services Foundation) COP[1]	5.500	09/01/2017	05/31/2013A	2,259,495
5,000,000	San Diego County, CA COP (Developmental Service Foundation)[1]	5.500	09/01/2027	05/31/2013A	5,019,650
90,000	San Diego County, CA Water Authority[1]	4.750	05/01/2028	05/31/2013A	90,270
545,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2025	09/01/2023A	606,858
580,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2026	09/01/2023A	642,147
610,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2027	09/01/2023A	672,604
640,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2028	09/01/2023A	702,816
720,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2030	09/01/2023A	784,246
4,950,000	San Diego, CA Hsg. Authority (Island Village Apartments)	5.650	07/01/2034	05/31/2013A	5,143,149
155,000	San Diego, CA Mtg. (Mariners Cove)	5.800	09/01/2015	05/31/2013A	155,577
8,830,000	San Diego, CA Public Facilities Financing Authority[1]	5.250	04/15/2029	04/15/2022A	10,130,041
25,000	San Diego, CA Redevel. Agency[1]	6.000	11/01/2015	05/31/2013A	25,119
10,000	San Diego, CA Redevel. Agency (Centre City Redevel.)[1]	5.900	09/01/2013	05/31/2013A	10,034
20,000	San Diego, CA Redevel. Agency (Centre City)	5.000	09/01/2015	05/31/2013A	20,062
50,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.000	09/01/2026	05/31/2013A	50,414
100,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.200	09/01/2019	05/31/2013A	100,196
175,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.250	09/01/2021	05/31/2013A	176,558
325,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.250	09/01/2026	05/31/2013A	325,361
55,000	San Diego, CA Redevel. Agency (Centre City)	5.300	09/01/2020	05/31/2013A	55,089

41	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 115,000	San Diego, CA Redevel. Agency (Centre City)	5.350%	09/01/2024	05/31/2013A	$115,129
25,000	San Diego, CA Redevel. Agency (Centre City)	5.600	09/01/2024	05/31/2013A	25,033
1,000,000	San Diego, CA Redevel. Agency (Centre City)[1]	6.400	09/01/2019	05/31/2013A	1,002,620
20,000	San Diego, CA Redevel. Agency (Mt. Hope Redevel.)[1]	5.000	10/01/2021	05/31/2013A	20,274
20,000	San Diego, CA Redevel. Agency (Mt. Hope Redevel.)[1]	5.000	10/01/2026	05/31/2013A	20,265
120,000	San Diego, CA Redevel. Agency (Mt. Hope Redevel.)[1]	5.875	10/01/2019	05/31/2013A	120,547
70,000	San Diego, CA Redevel. Agency (North Bay Redevel.)[1]	5.800	09/01/2022	05/31/2013A	70,139
300,000	San Diego, CA Redevel. Agency (North Bay Redevel.)[1]	5.875	09/01/2030	05/31/2013A	300,411
85,000	San Diego, CA Redevel. Agency (North Park Redevel.)[1]	5.600	09/01/2019	05/31/2013A	85,236
60,000	San Diego, CA Redevel. Agency (North Park Redevel.)[1]	5.700	09/01/2020	05/31/2013A	60,196
710,000	San Diego, CA Redevel. Agency (North Park Redevel.)[1]	5.900	09/01/2025	05/31/2013A	711,590
25,000	San Diego, CA Redevel. Agency Tax Allocation (North Park Redevel.)[1]	5.900	09/01/2030	05/31/2013A	25,046
10,000	San Dimas, CA Redevel. Agency (Creative Growth Redevel.)[1]	6.750	09/01/2016	09/01/2013A	10,215
220,000	San Francisco, CA City & County Airports Commission[1]	5.250	01/01/2026	05/31/2013A	220,279
10,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.000	01/01/2014	05/31/2013A	10,029
290,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.125	01/01/2017	05/31/2013A	290,725
3,040,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2019	05/31/2013A	3,046,749
75,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2020	05/31/2013A	75,159
65,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2021	05/31/2013A	65,129
25,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2022	05/31/2013A	25,046
10,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2023	05/31/2013A	10,017

42	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 235,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250%	01/01/2024	05/31/2013A	$235,367
75,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2027	05/31/2013A	75,088
490,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	6.125	01/01/2027	05/31/2013A	492,009
40,000	San Francisco, CA City & County Improvement Bond Act 1915	6.850	09/02/2026	09/02/2013A	41,490
500,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000	08/01/2023	08/01/2022A	560,920
1,600,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000	08/01/2025	08/01/2022A	1,765,584
1,250,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000	08/01/2026	08/01/2022A	1,382,463
1,000,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000	08/01/2027	08/01/2022A	1,101,840
20,000	San Francisco, CA City & County Redevel. Financing Authority[1]	5.000	08/01/2019	05/31/2013A	20,057
115,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.000	08/01/2029	08/01/2019A	134,138
310,000	San Francisco, CA Community College District[1]	5.000	06/15/2017	06/15/2013A	317,415
855,000	San Francisco, CA Community College District[1]	5.000	06/15/2018	06/15/2013A	875,417
10,000	San Francisco, CA Community College District[1]	5.000	06/15/2019	06/15/2013A	10,239
30,000	San Francisco, CA Community College District[1]	5.000	06/15/2020	06/15/2013A	30,714
80,000	San Francisco, CA Community College District[1]	5.000	06/15/2026	05/31/2013A	80,289
3,500,000	San Francisco, CA Community College District	5.000	06/15/2028	06/15/2014A	3,670,485
215,000	San Francisco, CA Community College District	5.375	06/15/2015	05/31/2013A	215,933
200,000	San Francisco, CA Community College District[1]	5.375	06/15/2016	05/31/2013A	200,864
90,000	San Francisco, CA Community College District[1]	5.375	06/15/2022	05/31/2013A	90,374
350,000	San Gorgonio, CA Memorial Health Care District[1]	5.000	08/01/2022	08/01/2013A	354,179
920,000	San Gorgonio, CA Memorial Health Care District[1]	5.000	08/01/2024	08/01/2020A	1,041,385

43	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 1,010,000	San Gorgonio, CA Memorial Health Care District[1]	5.000%	08/01/2025	08/01/2020A	$1,132,584
1,395,000	San Gorgonio, CA Memorial Health Care District[1]	7.000	08/01/2024	08/01/2017A	1,645,207
1,560,000	San Gorgonio, CA Memorial Health Care District[1]	7.000	08/01/2025	08/01/2017A	1,833,437
1,000,000	San Gorgonio, CA Memorial Health Care District[1]	7.100	08/01/2033	08/01/2017A	1,164,010
100,000	San Jacinto, CA Financing Authority[1]	5.100	04/01/2023	05/31/2013A	100,887
10,000	San Jacinto, CA Financing Authority[1]	5.500	10/01/2018	10/01/2013A	10,215
25,000	San Joaquin County, CA Community Facilities District Special Tax (Delta Farms)	6.125	09/01/2024	09/01/2013A	25,810
80,000	San Joaquin County, CA COP (Solid Waste System Facilities)[1]	5.000	04/01/2015	05/31/2013A	80,234
50,000	San Joaquin County, CA COP (Solid Waste System Facilities)[1]	5.000	04/01/2020	05/31/2013A	50,160
30,000	San Joaquin County, CA COP (Solid Waste System Facilties)[1]	5.000	04/01/2018	05/31/2013A	30,070
35,000	San Jose, CA (Libraries & Parks)[1]	5.000	09/01/2015	05/31/2013A	35,142
15,000	San Jose, CA (Libraries & Parks)[1]	5.000	09/01/2017	05/31/2013A	15,060
235,000	San Jose, CA (Libraries & Parks)[1]	5.000	09/01/2018	05/31/2013A	235,945
85,000	San Jose, CA (Libraries & Parks)[1]	5.100	09/01/2020	05/31/2013A	85,350
50,000	San Jose, CA (Libraries & Parks)[1]	5.100	09/01/2022	05/31/2013A	50,204
100,000	San Jose, CA (Libraries & Parks)[1]	5.100	09/01/2025	05/31/2013A	100,400
30,000	San Jose, CA (Libraries, Parks & Public Safety)[1]	5.000	09/01/2017	05/31/2013A	30,121
50,000	San Jose, CA (Libraries, Parks & Public Safety)[1]	5.000	09/01/2020	05/31/2013A	50,199
105,000	San Jose, CA (Libraries, Parks & Public Safety)[1]	5.000	09/01/2022	05/31/2013A	105,417
1,130,000	San Jose, CA Airport[1]	5.000	03/01/2028	03/01/2014A	1,163,810
3,990,000	San Jose, CA Airport[1]	5.125	03/01/2020	03/01/2014A	4,139,705
1,000,000	San Jose, CA Airport[1]	6.250	03/01/2034	03/01/2021A	1,198,740
260,000	San Jose, CA Finance Authority (Civic Center)[1]	5.250	06/01/2015	06/01/2013A	261,110
50,000	San Jose, CA Finance Authority (Civic Center)[1]	5.250	06/01/2016	06/01/2013A	50,214
250,000	San Jose, CA Finance Authority (Civic Center)[1]	5.250	06/01/2020	06/01/2013A	251,063
60,000	San Jose, CA Finance Authority (Convention Center)[1]	5.000	09/01/2015	05/31/2013A	60,244
225,000	San Jose, CA Finance Authority (Convention Center)[1]	5.000	09/01/2016	05/31/2013A	225,914
90,000	San Jose, CA Finance Authority (Convention Center)[1]	5.000	09/01/2017	05/31/2013A	90,365

44	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 50,000	San Jose, CA Finance Authority (Convention Center)[1]	5.000%	09/01/2018	05/31/2013A	$50,203
205,000	San Jose, CA Finance Authority (Convention Center)[1]	5.000	09/01/2019	05/31/2013A	205,828
20,000	San Jose, CA Improvement Bond Act 1915	5.600	09/02/2016	09/02/2013A	20,768
25,000	San Jose, CA Improvement Bond Act 1915	5.700	09/02/2018	09/02/2013A	25,925
95,000	San Jose, CA Improvement Bond Act 1915	5.750	09/02/2019	09/02/2013A	98,436
60,000	San Jose, CA Improvement Bond Act 1915	5.750	09/02/2020	09/02/2013A	62,116
255,000	San Jose, CA Multifamily Hsg. (Almaden Senior Hsg. Partners)[1]	5.350	07/15/2034	10/10/2016A	277,830
25,000	San Jose, CA Multifamily Hsg. (El Parador Apartments)[1]	6.100	01/01/2031	05/31/2013A	25,015
400,000	San Jose, CA Multifamily Hsg. (Sixth & Martha Family Apartments)[1]	5.875	03/01/2033	06/01/2013A	400,636
350,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2017	08/01/2015A	375,172
300,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2019	08/01/2015A	318,966
50,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2020	08/01/2015A	52,822
25,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2023	08/01/2017A	25,760
20,000	San Jose, CA Redevel. Agency[1]	5.500	08/01/2014	05/31/2013A	20,040
10,000	San Jose, CA Redevel. Agency[1]	5.500	08/01/2016	05/31/2013A	10,019
80,000	San Jose, CA Redevel. Agency[1]	5.750	08/01/2017	08/01/2013A	80,796
5,300,000	San Jose, CA Redevel. Agency[1]	5.850	08/01/2027	08/01/2013A	5,362,911
200,000	San Jose, CA Redevel. Agency[1]	6.375	08/01/2021	08/01/2018A	220,992
255,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000	08/01/2022	08/01/2017A	265,677
115,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000	08/01/2023	08/01/2017A	119,222
1,210,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.250	08/01/2019	08/01/2014A	1,236,862
5,000	San Jose, CA Redevel. Agency Tax Allocation[1]	5.600	08/01/2019	05/31/2013A	5,009
100,000	San Juan Capistrano, CA Public Financing Authority[1]	4.800	12/01/2016	06/01/2013A	100,267
30,000	San Leandro, CA COP (City Hall)[1]	5.000	06/01/2017	06/01/2013A	30,422
500,000	San Marcos, CA Public Facilities Authority	4.875	08/01/2031	08/01/2013A	501,675
100,000	San Marcos, CA Redevel. Agency Tax Allocation (Affordable Hsg.)[1]	5.650	10/01/2028	05/31/2013A	100,375
25,000	San Marcos, CA Unified School District Special Tax[1]	5.000	09/01/2029	09/01/2013A	25,066
50,000	San Mateo County, CA Joint Powers Financing[1]	5.000	07/15/2029	05/31/2013A	50,077

45	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 20,000	San Mateo County, CA Joint Powers Financing Authority[1]	4.625%	07/15/2019	05/31/2013A	$20,052
10,000	San Mateo County, CA Joint Powers Financing Authority[1]	5.125	07/15/2028	05/31/2013A	10,017
40,000	San Rafael, CA Redevel. Agency Tax Allocation (Central San Rafael Redevel.)[1]	5.000	12/01/2014	06/01/2013A	40,159
100,000	Santa Ana, CA Community Redevel. Agency (South Main Street)[1]	5.000	09/01/2015	09/01/2013A	101,051
45,000	Santa Barbara County, CA Waterfront COP[1]	5.500	10/01/2022	10/01/2013A	45,487
100,000	Santa Barbara, CA Redevel. Agency (Central City)[1]	5.000	03/01/2018	05/31/2013A	100,382
50,000	Santa Barbara, CA Redevel. Agency (Central City)[1]	5.000	03/01/2019	05/31/2013A	50,189
50,000	Santa Barbara, CA Water COP[1]	5.125	09/01/2026	05/31/2013A	50,182
1,715,000	Santa Clara County, CA Hsg. Authority (John Burns Gardens Apartments)[1]	5.850	08/01/2031	05/31/2013A	1,716,646
80,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)[1]	5.700	08/01/2021	05/31/2013A	80,107
400,000	Santa Clara, CA Redevel. Agency (Bayshore North)[1]	5.000	06/01/2020	06/01/2013A	401,460
25,000	Santa Clara, CA Redevel. Agency (Bayshore North)[1]	5.375	06/01/2016	06/01/2013A	25,102
125,000	Santa Clara, CA Redevel. Agency (Bayshore North)[1]	5.500	06/01/2013	06/01/2013	125,518
300,000	Santa Clara, CA Redevel. Agency (Bayshore North)[1]	5.500	06/01/2014	06/01/2013A	301,254
175,000	Santa Clara, CA Redevel. Agency (Bayshore North)[1]	5.500	06/01/2023	06/01/2013A	175,732
175,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.000	06/01/2015	06/01/2013A	175,728
100,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.250	06/01/2018	06/01/2013A	100,395
1,020,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.250	06/01/2019	06/01/2013A	1,024,029
635,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2023	11/15/2022A	724,973
325,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2024	11/15/2022A	366,499
925,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2025	11/15/2022A	1,035,121
800,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2026	11/15/2022A	891,120

46	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 785,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000%	11/15/2027	11/15/2022A	$870,400
1,170,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2028	11/15/2022A	1,286,380
2,000,000	Santa Cruz County, CA Redevel. Agency (Live Oak/Soquel Community)[1]	5.000	09/01/2023	09/01/2013A	2,031,020
40,000	Santa Fe Springs, CA Community Devel. Commission[1]	5.375	09/01/2019	05/31/2013A	40,098
25,000	Santa Fe Springs, CA Community Devel. Commission[1]	5.500	09/01/2014	05/31/2013A	25,096
85,000	Santa Fe Springs, CA Community Devel. Commission Tax Allocation[1]	5.375	09/01/2018	05/31/2013A	85,196
800,000	Santa Fe Springs, CA Community Devel. Commission Tax Allocation[1]	5.375	09/01/2021	05/31/2013A	801,512
20,000	Santa Fe Springs, CA Public Facilities Authority	5.000	05/01/2028	05/31/2013A	20,027
30,000	Santa Monica, CA Redevel. Agency (Ocean Park Redevl.)[1]	5.000	07/01/2018	05/31/2013A	30,091
25,000	Santa Nella County, CA Water District	6.250	09/02/2028	06/08/2022B	22,281
20,000	Santa Rosa, CA Improvement Bond Act 1915 (Nielson Ranch)	6.700	09/02/2022	09/02/2013A	20,343
70,000	Saugus, CA Union School District Special Tax	6.250	09/01/2028	09/01/2013A	72,454
90,000	Saugus, CA Union School District Special Tax	6.375	09/01/2029	09/01/2013A	93,164
50,000	Saugus/Hart, CA School Facilities Financing Authority	6.100	09/01/2032	09/01/2013A	50,362
1,945,000	Saugus/Hart, CA School Facilities Financing Authority	6.125	09/01/2033	09/01/2013A	1,958,907
1,390,000	Selma, CA Redevel. Agency	5.750	09/01/2024	09/01/2016A	1,423,277
15,000	Sequoia, CA Hospital District	5.375	08/15/2023	05/31/2013A	16,202
110,000	Shafter, CA Community Devel. Agency Tax Allocation	5.000	11/01/2013	11/01/2013	111,465
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.250	11/01/2017	11/01/2016A	105,418
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.300	11/01/2018	11/01/2016A	104,289
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.350	11/01/2019	11/01/2016A	103,802
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.375	11/01/2020	11/01/2016A	103,035
400,000	Sierra View, CA Local Health Care District	5.250	07/01/2024	07/01/2017A	425,164
40,000	Signal Hill CA Redevel. Agency[1]	5.250	10/01/2024	10/01/2019A	43,471
175,000	Soledad, CA Redevel. Agency (Soledad Redevel.)[1]	5.350	12/01/2028	06/01/2013A	175,033

47	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 1,020,000	Sonora, CA Union High School District[5]	5.625%	08/01/2029	08/01/2023A	$1,245,685
25,000	Soquel, CA Union Elementary School District[1]	5.000	08/01/2023	08/01/2013A	25,287
100,000	South Gate, CA Public Financing Authority (South Gate Redevel.)[1]	5.750	09/01/2022	09/01/2013A	101,797
1,925,000	South Gate, CA Utility Authority[1]	5.250	10/01/2027	10/01/2022A	2,206,589
2,030,000	South Gate, CA Utility Authority[1]	5.250	10/01/2028	10/01/2022A	2,313,794
65,000	South Orange County, CA Public Financing Authority[1]	5.250	08/15/2018	05/31/2013A	65,248
65,000	South Orange County, CA Public Financing Authority[1]	5.375	08/15/2013	05/31/2013A	65,272
30,000	South Orange County, CA Public Financing Authority[1]	5.800	09/02/2018	09/02/2013A	30,534
250,000	South Orange County, CA Public Financing Authority (Ladera Ranch)[1]	5.000	08/15/2024	08/15/2015A	258,903
20,000	South Tahoe, CA Joint Powers Financing Authority[1]	5.300	10/01/2021	05/31/2013A	20,032
260,000	Southern CA Mono Health Care District[1]	5.000	08/01/2021	08/01/2021	301,811
300,000	Southern CA Mono Health Care District[1]	5.000	08/01/2022	08/01/2022	346,056
350,000	Southern CA Mono Health Care District[1]	5.000	08/01/2024	08/01/2022A	396,669
10,000	Southern CA Public Power Authority[1]	5.000	07/01/2015	05/31/2013A	10,040
925,000	Southern CA Public Power Authority[1]	5.000	11/01/2018	11/01/2018	1,058,293
50,000	Southern CA Public Power Authority[1]	5.250	10/01/2015	05/31/2013A	50,210
5,000	Southern CA Public Power Authority[1]	5.500	07/01/2020	05/31/2013A	5,021
25,000	Southern CA Public Power Authority[1]	5.500	07/01/2020	05/31/2013A	25,107
20,000	Southern CA Public Power Authority[1]	5.750	07/01/2021	05/31/2013A	20,090
7,595,000	Southern CA Tobacco Securitization Authority[1]	4.750	06/01/2025	06/01/2014A	7,609,431
20,000	Stockton, CA COP (Wastewater System)[1]	5.000	09/01/2023	05/31/2013A	20,014
200,000	Stockton, CA COP (Wastewater System)[1]	5.125	09/01/2016	05/31/2013A	200,392
25,000	Stockton, CA Improvement Bond Act 1915	5.800	09/02/2020	09/02/2013A	25,150
250,000	Stockton, CA Unified School District (Election 2005)[1]	5.000	09/01/2019	09/01/2015A	268,880
50,000	Stockton, CA Unified School District (Election 2008)[1]	5.000	08/01/2023	08/01/2016A	55,452

48	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 25,000	Suisun City, CA Public Financing Authority[1]	5.200%	10/01/2028	05/31/2013A	$25,024
25,000	Sunnyvale, CA COP (Parking Facility)[1]	5.000	10/01/2017	05/31/2013A	25,100
70,000	Taft, CA Public Financing Authority (Community Correctional Facility)[1]	6.050	01/01/2017	05/31/2013A	70,252
825,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax	5.250	09/01/2028	09/01/2022A	895,265
50,000	Temecula, CA Redevel. Agency[1]	5.000	08/01/2020	05/31/2013A	50,083
500,000	Temecula, CA Redevel. Agency[1]	5.125	08/01/2027	05/31/2013A	507,805
25,000	Torrance, CA Hospital (Torrance Memorial Medical Center)[1]	5.400	06/01/2015	06/01/2013A	25,090
25,000	Torrance, CA Hospital (Torrance Memorial Medical Center)[1]	5.500	06/01/2031	06/01/2013A	25,059
1,485,000	Torrance, CA Hospital (Torrance Memorial Medical Center)[1]	6.000	06/01/2022	06/01/2013A	1,491,237
270,000	Torrance, CA Redevel. Agency[1]	5.500	09/01/2028	05/31/2013A	270,219
20,000	Torrance, CA Redevel. Agency (Downtown Redevel.)[1]	5.550	09/01/2018	05/31/2013A	20,043
90,000	Tracy, CA Area Public Facilities Financing Agency[1]	5.875	10/01/2013	10/01/2013	91,644
1,430,000	Tracy, CA Area Public Facilities Financing Agency[1]	5.875	10/01/2019	10/01/2013A	1,448,633
50,000	Tracy, CA Community Facilities District	6.300	09/01/2026	05/31/2013A	50,075
25,000	Tracy, CA Community Facilities District (205 Parcel Glen)	6.250	09/01/2032	09/02/2013A	25,495
75,000	Tracy, CA Operating Partnership Joint Powers Authority	6.100	09/02/2021	09/02/2013A	75,548
215,000	Travis, CA Unified School District[1]	5.000	09/01/2027	09/01/2017A	221,914
30,000	Truckee-Donner, CA Public Utility District Special Tax	5.800	09/01/2035	09/01/2014A	30,051
75,000	Truckee-Donner, CA Public Utility District Special Tax	6.000	09/01/2028	09/01/2013A	75,326
20,000	Truckee-Donner, CA Public Utility District Special Tax	6.100	09/01/2033	09/01/2013A	20,076
805,000	Turlock, CA Health Facility (Emanuel Medical Center) COP[1]	5.000	10/15/2017	10/27/2016B	910,286
60,000	Turlock, CA Irrigation District[1]	5.000	01/01/2015	05/31/2013A	60,229
200,000	Turlock, CA Irrigation District[1]	5.000	01/01/2028	07/01/2013A	200,532
280,000	Turlock, CA Irrigation District[1]	5.000	01/01/2033	07/01/2013A	280,552
95,000	Turlock, CA Public Financing Authority	5.250	09/01/2015	05/31/2013A	95,275
130,000	Tustin, CA Unified School District[1]	5.000	09/01/2032	09/01/2013A	131,736
125,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)[1]	7.125	09/01/2026	09/01/2021A	151,168

49	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 250,000	Ukiah, CA Redevel. Agency (Ukiah Redevel.)[1]	6.500%	12/01/2028	06/01/2021A	$296,413
25,000	Union City, CA Community Redevel. Agency[1]	5.000	10/01/2027	05/31/2013A	25,019
50,000	University of California[1]	5.000	05/15/2019	05/15/2013A	50,598
75,000	University of California[1]	5.000	05/15/2024	05/15/2013A	75,147
95,000	University of California[1]	5.000	05/15/2025	05/15/2013A	95,186
750,000	University of California[1]	5.000	05/15/2026	05/15/2013A	751,470
100,000	University of California[1]	5.000	05/15/2027	05/15/2013A	100,196
850,000	University of California (UCLA Health System)	5.250	05/15/2030	05/31/2013A	866,958
20,000	University of California (UCLA Medical Center)	5.500	05/15/2014	05/31/2013A	20,084
20,000	Vacaville, CA Improvement Bond Act 1915 (East Monte Vista Avenue)	5.850	09/02/2016	09/02/2013A	20,163
10,000	Vacaville, CA Improvement Bond Act 1915 (Green Tree Reassessment District)	6.300	09/02/2013	09/02/2013	10,144
975,000	Vacaville, CA Public Financing Authority[1]	5.400	09/01/2022	05/31/2013A	977,126
25,000	Vacaville, CA Public Financing Authority (Vacaville Community Redevel.)[1]	5.000	09/01/2023	05/31/2013A	25,045
150,000	Vacaville, CA Public Financing Authority (Vacaville Community Redevel.)[1]	5.400	09/01/2014	05/31/2013A	150,443
50,000	Vacaville, CA Public Financing Authority (Vacaville Community Redevel.)[1]	5.750	09/01/2021	05/31/2013A	50,104
20,000	Vacaville, CA Public Financing Authority (Vacaville Community Redevel.)[1]	5.750	09/01/2024	05/31/2013A	20,034
25,000	Vacaville, CA Public Financing Authority (Vacaville Redevel.)[1]	5.000	09/01/2024	05/31/2013A	25,041
20,000	Vacaville, CA Public Financing Authority (Vacaville Redevel.)[1]	5.000	09/01/2025	05/31/2013A	20,030
225,000	Vacaville, CA Redevel. Agency (Vacaville Community Hsg.)[1]	6.000	11/01/2024	05/31/2013A	225,455
275,000	Val Verde, CA Unified School District	6.125	09/01/2034	09/01/2013A	275,932
325,000	Vallejo City, CA Unified School District Special Tax Community Facilities District No. 2[1]	5.000	09/01/2019	05/31/2013A	325,930
125,000	Vallejo City, CA Unified School District Special Tax Community Facilities District No. 2[1]	5.000	09/01/2026	05/31/2013A	125,188
25,000	Vallejo, CA Public Financing Authority, Series A	7.500	09/01/2020	09/01/2013A	25,240
40,000	Vallejo, CA Quadrant Improvement District No. 001	6.000	09/01/2017	09/01/2013A	41,091

50	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 30,000	Vallejo, CA Quadrant Improvement District No. 001	6.000%	09/01/2026	09/01/2015A	$30,473
40,000	Vallejo, CA Quadrant Improvement District No. 001	6.125	09/01/2034	09/01/2015A	40,380
25,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)	5.500	09/01/2019	09/01/2013A	25,125
10,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)	6.000	09/01/2025	09/01/2013A	10,039
20,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)	6.000	09/01/2028	09/01/2013A	20,047
1,825,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)	5.000	12/01/2022	10/05/2016A	1,827,884
270,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)	5.050	12/01/2026	03/28/2025B	266,852
535,000	Vernon, CA Electric System[1]	5.125	08/01/2021	09/04/2018A	612,168
145,000	Victor, CA Elementary School District	5.600	09/01/2034	09/01/2014A	145,766
60,000	Vista, CA Community Devel. Commission (Vista Redevel.)[1]	5.200	09/01/2028	05/31/2013A	60,050
75,000	Vista, CA Community Devel. Commission (Vista Redevel.)[1]	5.750	09/01/2026	05/31/2013A	75,109
15,000	Vista, CA Community Devel. Commission (Vista Redevel.)[1]	5.800	09/01/2030	05/31/2013A	15,021
90,000	Vista, CA Joint Powers Financing Authority[1]	6.100	10/01/2021	10/01/2013A	91,862
5,000	Vista, CA Joint Powers Financing Authority[1]	6.250	12/01/2019	06/01/2013A	5,017
10,000	Vista, CA Unified School District[1]	5.125	05/01/2023	11/01/2013A	10,208
35,000	Walnut, CA Improvement Agency[1]	5.000	09/01/2022	05/31/2013A	35,033
200,000	Walnut, CA Public Financing Authority[1]	5.000	09/01/2017	05/31/2013A	200,636
25,000	Walnut, CA Public Financing Authority[1]	5.375	09/01/2013	05/31/2013A	25,107
2,075,000	Walnut, CA Public Financing Authority[1]	5.375	09/01/2020	05/31/2013A	2,081,225
805,000	Walnut, CA Public Financing Authority[1]	5.375	09/01/2022	05/31/2013A	807,069
15,000	Wasco, CA Improvement Bond Act 1915	8.750	09/02/2013	09/02/2013	15,334
135,000	Wasco, CA Public Financing Authority[1]	5.375	09/01/2021	05/31/2013A	135,377
15,000	Wasco, CA Public Financing Authority	7.350	09/15/2015	05/31/2013A	15,054
10,000	Wasco, CA Public Financing Authority	7.500	09/15/2023	05/31/2013A	10,022

51	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California Continued
$ 1,000,000	Washington Township, CA Health Care District[1]	5.000%	07/01/2018	05/31/2013A	$1,002,820
550,000	Washington Township, CA Health Care District[1]	5.250	07/01/2029	05/31/2013A	550,831
125,000	West Covina, CA Redevel. Agency[1]	5.000	09/01/2026	09/01/2013A	125,259
150,000	West Covina, CA Redevel. Agency[1]	5.100	09/01/2025	09/01/2013A	153,408
40,000	West Covina, CA Redevel. Agency (Executive Lodge Apartments)[1]	5.300	09/01/2025	05/31/2013A	40,034
100,000	West Covina, CA Redevel. Agency Tax Allocation (Executive Lodge Apartments)[1]	5.100	09/01/2014	05/31/2013A	100,253
875,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)[1]	7.000	09/01/2026	09/01/2021A	1,095,430
1,000,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)[1]	7.250	09/01/2031	09/01/2021A	1,251,770
20,000	West Patterson, CA Financing Authority Special Tax	5.850	09/01/2028	09/01/2015A	20,132
10,000	West Patterson, CA Financing Authority Special Tax	6.000	09/01/2019	09/01/2015A	10,337
15,000	West Patterson, CA Financing Authority Special Tax	6.000	09/01/2039	09/01/2015A	15,005
165,000	West Patterson, CA Financing Authority Special Tax	6.600	09/01/2033	09/01/2013A	165,401
25,000	West Patterson, CA Financing Authority Special Tax	6.700	09/01/2032	09/01/2013A	25,073
5,000	West Patterson, CA Financing Authority Special Tax	6.750	09/01/2035	09/01/2013A	5,013
90,000	West Patterson, CA Financing Authority Special Tax	6.750	09/01/2036	09/01/2013A	90,233
10,000	West Patterson, CA Financing Authority Special Tax Community Facilities District	5.600	09/01/2019	09/01/2015A	10,243
60,000	West Sacramento, CA Financing Authority Special Tax	6.100	09/01/2029	09/01/2013A	60,283
5,000	West Sacramento, CA Improvement Bond Act 1915	8.500	09/02/2017	09/02/2013A	5,196
105,000	West Sacramento, CA Redevel. Agency[1]	5.000	09/01/2029	09/01/2013A	105,257
450,000	West Sacramento, CA Special Tax Community Facilities District No. 12	5.750	09/01/2029	09/01/2013A	451,544
50,000	West Sacramento, CA Special Tax Community Facilities District No. 8 (Southport)	6.500	09/01/2031	09/01/2013A	50,283
25,000	Western CA Municipal Water Districts	7.125	09/02/2014	09/02/2013A	26,143
2,000,000	Westlands, CA Water District[1]	5.000	09/01/2028	09/01/2022A	2,363,720
835,000	William S. Hart CA Union High School District	5.000	09/01/2025	09/01/2023A	929,773

52	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity*	Value
California Continued
$ 910,000	William S. Hart CA Union High School District	5.000%		09/01/2026	09/01/2023A	$1,007,507
40,000	Yolo County, CA Hsg. Authority (Russell Park Apartments)[1]	7.000		11/01/2014	05/31/2013A	40,185
20,000	Yorba Linda, CA Redevel. Agency Tax Allocation[1]	5.250		09/01/2013	09/01/2013	20,227
260,000	Yorba Linda, CA Redevel. Agency Tax Allocation[1]	5.250		09/01/2023	09/01/2013A	261,074
						671,972,668
U.S. Possessions—10.2%
50,000	Guam International Airport Authority[1]	5.250		10/01/2023	10/01/2013A	50,902
100,000	Guam Power Authority, Series A1	5.000		10/01/2019	10/01/2019	120,190
150,000	Guam Power Authority, Series A1	5.000		10/01/2020	10/01/2020	182,006
150,000	Guam Power Authority, Series A1	5.000		10/01/2021	10/01/2021	184,187
155,000	Guam Power Authority, Series A1	5.000		10/01/2022	10/01/2022	191,219
265,000	Guam Power Authority, Series A1	5.000		10/01/2025	10/01/2022A	316,972
225,000	Guam Power Authority, Series A1	5.000		10/01/2026	10/01/2022A	266,191
155,000	Guam Power Authority, Series A1	5.000		10/01/2027	10/01/2022A	181,519
3,300,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.500		07/01/2028	07/01/2022A	3,357,981
5,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.125		07/01/2024	04/23/2021B	5,389,900
50,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375		05/15/2033	05/31/2013A	50,562
1,200,000	Puerto Rico Commonwealth GO	1.250	[6]	07/01/2029	05/07/2013A	1,200,000
2,000,000	Puerto Rico Commonwealth GO	5.000		07/01/2020	07/01/2018A	2,061,840
100,000	Puerto Rico Commonwealth GO1	5.375		07/01/2030	07/01/2021A	101,245
5,000,000	Puerto Rico Commonwealth GO1	5.500		07/01/2026	07/01/2022A	5,155,750
560,000	Puerto Rico Commonwealth GO1	5.625		07/01/2031	07/01/2014A	562,654
5,890,000	Puerto Rico Commonwealth GO1	5.750		07/01/2028	07/01/2022A	6,147,393
370,000	Puerto Rico Commonwealth GO1	6.000		07/01/2027	07/01/2018A	391,212
2,000,000	Puerto Rico Commonwealth GO1	6.000		07/01/2029	07/01/2016A	2,074,680
75,000	Puerto Rico Commonwealth GO1	6.125		07/01/2024	04/23/2021B	80,849
3,000,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2028	07/01/2020A	3,047,220
150,000	Puerto Rico Electric Power Authority, Series PP1	5.000		07/01/2022	07/01/2014A	150,972
300,000	Puerto Rico Electric Power Authority, Series PP1	5.000		07/01/2025	07/01/2014A	300,942
3,210,000	Puerto Rico Electric Power Authority, Series RR1	5.000		07/01/2023	07/01/2015A	3,239,339
3,000,000	Puerto Rico Electric Power Authority, Series ZZ1	5.250		07/01/2026	07/01/2020A	3,082,710
215,000	Puerto Rico Highway & Transportation Authority[1]	5.250		07/01/2018	07/01/2013A	216,178

53	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
U.S. Possessions Continued
$ 1,000,000	Puerto Rico Highway & Transportation Authority[1]	5.250%	07/01/2022	07/01/2022	$1,029,280
750,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2020	07/01/2013A	754,508
260,000	Puerto Rico IMEPCF (American Home Products)[1]	5.100	12/01/2018	06/01/2013A	264,181
910,000	Puerto Rico Infrastructure[1]	6.000	12/15/2026	12/15/2021A	978,013
1,000,000	Puerto Rico Infrastructure Financing Authority[1]	5.250	12/15/2026	12/15/2021A	1,012,070
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2019	04/01/2019	106,687
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2021	04/01/2021	106,169
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2022	04/01/2022	105,516
4,400,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	05/31/2013A	4,399,956
50,000	Puerto Rico ITEMECF (International American University)[1]	5.000	10/01/2021	10/01/2021	56,517
520,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2013	07/01/2013	523,890
500,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2019	07/01/2013A	503,655
555,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2015	05/31/2013A	556,687
135,000	Puerto Rico Municipal Finance Agency, Series A1	5.500	07/01/2017	05/31/2013A	135,610
7,650,000	Puerto Rico Public Buildings Authority[1]	5.375	07/01/2033	07/01/2013A	7,649,618
1,000,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2023	07/01/2023	1,104,500
2,710,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021	07/01/2014A	2,857,153
2,600,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2025	06/01/2014A	2,728,960
1,750,000	Puerto Rico Public Finance Corp., Series B1	5.500	08/01/2031	07/17/2029B	1,743,858
600,000	Puerto Rico Public Finance Corp., Series B1	6.000	08/01/2024	08/01/2021A	631,824
1,400,000	Puerto Rico Public Finance Corp., Series B1	6.000	08/01/2025	08/01/2021A	1,466,598
1,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.000	08/01/2024	08/01/2019A	1,084,460
65,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029	02/01/2014A	67,894
2,435,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029	02/01/2014A	2,528,285

54	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
U.S. Possessions Continued
$ 3,300,000	Puerto Rico Sales Tax Financing Corp., Series B1	6.000%	08/01/2026	08/01/2021A	$3,443,422
275,000	University of Puerto Rico, Series P1	5.000	06/01/2024	06/01/2024	274,813
250,000	University of Puerto Rico, Series Q1	5.000	06/01/2021	06/01/2016A	251,283
300,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2023	10/01/2016A	321,702
160,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2025	10/01/2016A	170,832
125,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2026	10/01/2016A	132,949
250,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2024	10/01/2014A	262,300
					75,357,803
Total Investments, at Value (Cost $733,557,491) - 101.5%					747,330,471

Liabilities in Excess of Other Assets - (1.5)					(11,368,911)

Net Assets-100.0%					$735,961,560

Footnotes to Statement of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

1.	All or a portion of the security position has been segregated for collateral to cover borrowings.
2.	Zero coupon bond reflects effective yield on the date of purchase.
3.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
4.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.
5.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after April 30, 2013. See accompanying Notes.
6.	Represents the current interest rate for a variable or increasing rate security.

To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments
CDA	Communities Devel. Authority
CEI	Coalition for Elders Independence
CFD	Community Facility District
CHC	Children’s Health Care
CHCW	Catholic Healthcare West
CHF	City Hospital Foundation
CHW	Catholic Healthcare West
COP	Certificates of Participation

55	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

CVHP	Citrus Valley Health Partners
CVMC	Citrus Valley Medical Center
CVWS	Central Valley Waste Services
CWM	Chemical Waste Management
EVOTLAJHFTA	Eisenberg Village of the Los Angeles Jewish Home for the Aging
FF	Feedback Foundation
FH	Foothill Hospital
GCCCD	Grossmont-Cuyamaca Community College District
GO	General Obligation
GVOTLAJHOTA	Grancell Village of the Los Angeles Jewish Home for the Aging
HFA	Housing Finance Agency
IMEPCF	Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
LAJHFTA	Los Angeles Jewish Home for the Aging
LLMC	Lifelong Medical Care
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
OCTC	Olive Crest Treatment Centers
OW	O’Connor Woods
OWHC	O’Connor Woods Housing Corporation
PCCD	Palomar Community College District
PH&S	Providence Health & Services
ROLs	Residual Option Longs
SCADP	Southern California Alcohol & Drug Programs
SJRHC	St. Joseph’s Regional Housing Corporation
STTJCCD	Shasta-Tehama-Trinity Joint Community College District
TASC	Tobacco Settlement Asset-Backed Bonds
UCI	University of California Irvine
UCLA	University of California at Los Angeles
V.I.	United States Virgin Islands
WM	Waste Management
WMC	Waste Management of California

Notes to Statement of Investments

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying

56	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the

57	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

58	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Sub-Adviser monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of April 30, 2013, the Fund’s maximum exposure under such agreements is estimated at $6,665,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At April 30, 2013, municipal bond holdings with a value of $11,615,474 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $6,665,000 in short-term floating rate securities issued and outstanding at that date.

At April 30, 2013, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate [2]	Maturity Date	Value
$ 3,335,000	Los Angeles, CA Dept. of Airports ROLs[3]	14.632%	5/15/25	$4,950,474

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for the inverse floating rate security.
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

59	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $6,665,000 as of April 30, 2013.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of April 30, 2013, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$4,072,508

60	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of April 30, 2013 is as follows:

Cost	$40,000
Market Value	$13,638
Market Value as a % of Net Assets	Less than 0.005%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per

61	Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by

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STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1 – unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2 – inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3 – significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

63	Oppenheimer Limited Term California Municipal Fund

The table below categorizes amounts as of April 30, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table Investments, at Value:
Municipal Bonds and Notes
California	$—	$671,972,668	$—	$671,972,668
U.S. Possessions	—	75,357,803	—	75,357,803

Total Assets	$—	$747,330,471	$—	$747,330,471

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$726,950,323	[1]

Gross unrealized appreciation	$17,256,862
Gross unrealized depreciation	(3,485,508)

Net unrealized appreciation	$13,771,354

1.	The Federal tax cost of securities does not include cost of $6,608,794, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

64	Oppenheimer Limited Term California Municipal Fund

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited Term California Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	6/11/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	6/11/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	6/11/2013